Pioneer Strategic Income Fund
Schedule of Investments  |  June 30, 2022

A: PSRAX	C: PSRCX	K: STRKX	R: STIRX	Y: STRYX

Schedule of Investments  |  6/30/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 97.1%
	Senior Secured Floating Rate Loan Interests — 0.7% of Net Assets*(a)
	Airlines — 0.1%
3,935,000	LATAM Airlines Group SA, Tranche A Facility, 8.234% (Term SOFR + 750 bps), 8/8/22	$ 3,975,991
	Total Airlines	$3,975,991
	Chemicals-Diversified — 0.0%†
1,915,200	LSF11 A5 HoldCo LLC, Term Loan, 5.14% (SOFR + 350 bps), 10/15/28	$ 1,797,297
	Total Chemicals-Diversified	$1,797,297
	Electronic Composition — 0.0%†
1,365,967	Energy Acquisition LP, First Lien Initial Term Loan, 4.25% (LIBOR + 425 bps), 6/26/25	$ 1,246,446
	Total Electronic Composition	$1,246,446
	Finance-Special Purpose Banks — 0.2%
7,547,044	Bank of Industry, Ltd., Facility, 7.745% (LIBOR + 600 bps), 12/11/23	$ 7,580,379
	Total Finance-Special Purpose Banks	$7,580,379
	Medical-Wholesale Drug Distribution — 0.1%
3,501,225	Owens & Minor, Inc., Term B-1 Loan, 5.375% (Term SOFR + 375 bps), 3/29/29	$ 3,479,342
	Total Medical-Wholesale Drug Distribution	$3,479,342
	Metal Processors & Fabrication — 0.1%
4,431,513	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 4,054,834
1,121,653	WireCo WorldGroup, Inc., Initial Term Loan, 5.688% (LIBOR + 425 bps), 11/13/28	1,057,158
	Total Metal Processors & Fabrication	$5,111,992
	Oil-Field Services — 0.1%
5,031,368	ProFrac Holdings II, LLC, Term Loan, 10.007% (Term SOFR + 850 bps), 3/4/25	$ 4,955,897
	Total Oil-Field Services	$4,955,897
1Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Recreational Centers — 0.1%
2,711,800	Fitness International LLC, Term B Loan, 4.916% (LIBOR + 325 bps), 4/18/25	$ 2,423,672
	Total Recreational Centers	$2,423,672
	Rental Auto & Equipment — 0.0%†
1,778,065	PECF USS Intermediate Holding III Corp., Initial Term Loan, 5.916% (LIBOR + 425 bps), 12/15/28	$ 1,612,260
	Total Rental Auto & Equipment	$1,612,260
	Retail — 0.0%†
909,860	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 5.786% (LIBOR + 450 bps), 9/12/24	$ 827,404
	Total Retail	$827,404
	Schools — 0.0%†
439,971	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 6.00% (LIBOR + 375 bps), 2/21/25	$ 411,098
	Total Schools	$411,098
	Total Senior Secured Floating Rate Loan Interests (Cost $34,340,708)	$33,421,778

Shares
	Common Stocks — 0.1% of Net Assets
	Airlines — 0.0%†
128,171(b)	Grupo Aeromexico SAB de CV	$ 1,386,015
	Total Airlines	$1,386,015
	Auto Components — 0.1%
9,565,478(b)^	Ascent CNR Corp., Class A	$ 1,434,822
	Total Auto Components	$1,434,822
	Household Durables — 0.0%†
1,018,282(b)	Desarrolladora Homex SAB de CV	$ 1,924
	Total Household Durables	$1,924
	Oil, Gas & Consumable Fuels — 0.0%†
2,013(b)	Frontera Energy Corp.	$ 15,984
	Total Oil, Gas & Consumable Fuels	$15,984
Pioneer Strategic Income Fund |  | 6/30/222

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Shares		Value
	Paper & Forest Products — 0.0%†
162,828(b)	Emerald Plantation Holdings, Ltd.	$ 1,791
	Total Paper & Forest Products	$1,791
	Specialty Retail — 0.0%†
111,548(b)+^	Targus Cayman SubCo., Ltd.	$ 137,204
	Total Specialty Retail	$137,204
	Total Common Stocks (Cost $3,156,517)	$2,977,740

Principal Amount USD ($)
	Asset Backed Securities — 6.6% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 533,345
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	546,015
4,000,000(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 8.063% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	3,681,488
4,750,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 7.606% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	4,222,142
3,500,000	A10 Bridge Asset Financing LLC, Series 2019-B, Class D, 4.523%, 8/15/40 (144A)	3,279,723
814,637	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	791,230
1,151,601	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	1,138,696
3,000,000	Amur Equipment Finance Receivables VII LLC, Series 2019-1A, Class E, 4.47%, 3/20/25 (144A)	2,933,371
1,000,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	938,034
2,000,000(a)	Apidos CLO XXXII, Series 2019-32A, Class E, 7.813% (3 Month USD LIBOR + 675 bps), 1/20/33 (144A)	1,819,162
3Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,975,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 3.524% (1 Month USD LIBOR + 220 bps), 8/15/34 (144A)	$ 3,661,957
8,000,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 4.224% (1 Month USD LIBOR + 290 bps), 11/15/36 (144A)	7,640,464
5,400,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 4.724% (1 Month USD LIBOR + 340 bps), 11/15/36 (144A)	4,994,503
8,000,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class D, 5.629% (1 Month Term SOFR + 435 bps), 5/15/37 (144A)	7,768,099
2,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	1,951,792
1,054,000(c)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	1,014,609
3,295,000(a)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 7.294% (3 Month USD LIBOR + 625 bps), 7/15/31 (144A)	2,943,354
1,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 3.671% (1 Month Term SOFR + 216 bps), 2/16/37 (144A)	1,432,823
1,600,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 4.844% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	1,514,147
4,000,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 8.064% (3 Month USD LIBOR + 702 bps), 1/15/33 (144A)	3,671,024
4,176,690	Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	3,368,499
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 4.046% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	2,765,223
2,750,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.70%, 10/15/26 (144A)	2,701,461
4,250,000(a)	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 7.063% (3 Month USD LIBOR + 600 bps), 4/20/29 (144A)	3,708,401
Pioneer Strategic Income Fund |  | 6/30/224

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,465,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	$ 5,414,572
2,500,000	Commercial Equipment Finance LLC, Series 2021-A, Class D, 6.49%, 12/17/29 (144A)	2,366,650
77,821	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	76,098
4,155,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	4,052,521
1,000,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	943,542
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	2,030,155
1,623,719	Diamond Resorts Owner Trust, Series 2019-1A, Class C, 4.02%, 2/20/32 (144A)	1,578,148
5,000,000(a)	Dryden 78 CLO, Ltd., Series 2020-78A, Class E, 7.644% (3 Month USD LIBOR + 660 bps), 4/17/33 (144A)	4,519,705
745,000	Encina Equipment Finance LLC, Series 2021-1A, Class E, 4.36%, 3/15/29 (144A)	717,498
6,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/26/49 (144A)	5,703,878
9,460,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M6, 9.317%, 2/25/32 (144A)	8,837,755
7,814,447	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/51	7,314,445
14,953,587	Finance of America Structured Securities Trust, Series 2021-S3, Class A2, 2.25%, 12/25/51	13,944,718
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 5.413% (3 Month USD LIBOR + 435 bps), 1/20/33 (144A)	942,046
3,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 8.763% (3 Month USD LIBOR + 770 bps), 1/20/33 (144A)	2,685,294
3,300,000(a)	Fort Washington CLO, Series 2019-1A, Class ER, 7.813% (3 Month USD LIBOR + 675 bps), 10/20/32 (144A)	2,779,735
5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	4,686,302
5Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
68,469(c)	Gold Key Resorts LLC, Series 2014-A, Class C, 5.87%, 3/17/31 (144A)	$ 67,633
5,022,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 5.763% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	4,374,825
4,250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 3.951% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	3,897,664
1,250,000(a)	Gulf Stream Meridian 3, Ltd., Series 2021-IIIA, Class D, 7.794% (3 Month USD LIBOR + 675 bps), 4/15/34 (144A)	1,129,024
3,205,125	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	3,122,292
10,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	8,610,432
10,123,500	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	8,620,646
619,322	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	558,557
3,175,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 8.679% (3 Month USD LIBOR + 744 bps), 4/29/34 (144A)	2,785,408
2,250,000(a)	ICG US CLO, Ltd., Series 2021-1A, Class E, 7.374% (3 Month USD LIBOR + 633 bps), 4/17/34 (144A)	2,015,384
3,680,285	Icon Brand Holdings LLC, Series 2012-1A, Class A, 4.229%, 1/25/43 (144A)	1,104,177
525,946	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	520,395
3,070,000	JPMorgan Chase Bank NA - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	2,887,561
2,150,000(a)	KREF Ltd., Series 2021-FL2, Class C, 3.523% (1 Month USD LIBOR + 200 bps), 2/15/39 (144A)	2,015,997
725,000(a)	KREF Ltd., Series 2021-FL2, Class E, 4.373% (1 Month USD LIBOR + 285 bps), 2/15/39 (144A)	689,110
5,000,000(a)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 7.744% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	4,570,405
Pioneer Strategic Income Fund |  | 6/30/226

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
7,750,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B, 2.33%, 3/20/26 (144A)	$ 7,348,214
4,500,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 4.162% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	4,230,806
7,500,000(a)	MF1, Ltd., Series 2021-FL7, Class E, 4.412% (1 Month USD LIBOR + 280 bps), 10/16/36 (144A)	7,013,348
2,841,152	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	2,806,590
4,129,404	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	3,801,962
5,000,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER2, 8.336% (3 Month USD LIBOR + 720 bps), 4/22/29 (144A)	4,383,815
4,500,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 7.475% (3 Month USD LIBOR + 625 bps), 12/21/29 (144A)	4,216,752
458,299(a)	Newtek Small Business Loan Trust, Series 2017-1, Class B, 4.624% (1 Month USD LIBOR + 300 bps), 2/25/43 (144A)	455,539
4,360,000	NMEF Funding LLC, Series 2019-A, Class D, 4.39%, 8/17/26 (144A)	4,284,052
1,100,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	1,055,732
2,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 8.411% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)	1,827,312
1,119,000	Octane Receivables Trust, Series 2020-1A, Class D, 5.45%, 3/20/28 (144A)	1,084,130
2,411,910	Orange Lake Timeshare Trust, Series 2019-A, Class D, 4.93%, 4/9/38 (144A)	2,272,647
5,600,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class D, 6.328% (3 Month USD LIBOR + 485 bps), 2/20/28 (144A)	5,284,518
1,900,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 2.834% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	1,803,319
6,400,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	4,539,712
7Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,300,000	PG Receivables Finance, Series 2020-1, Class C, 5.44%, 7/20/25 (144A)	$ 4,149,164
2,000,000(a)	PPM CLO 5, Ltd., Series 2021-5A, Class E, 7.544% (3 Month USD LIBOR + 650 bps), 10/18/34 (144A)	1,742,470
5,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 4.978% (3 Month USD LIBOR + 350 bps), 2/20/30 (144A)	4,720,425
5,000,000(a)	Rad CLO 7, Ltd., Series 2020-7A, Class E, 7.544% (3 Month USD LIBOR + 650 bps), 4/17/33 (144A)	4,482,915
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	8,748,903
1,500,000	Rosy Blue Carat SA, Series 2018-1, Class A1, 6.25%, 12/15/25 (144A)	1,500,000
1,728,587	Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class D, 4.75%, 1/20/36 (144A)	1,676,238
1,521,336	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class D, 6.59%, 7/20/37 (144A)	1,493,289
3,500,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 3.913% (3 Month USD LIBOR + 285 bps), 4/20/29 (144A)	3,352,146
756,405	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	756,224
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 4.514% (3 Month USD LIBOR + 330 bps), 10/26/31 (144A)	4,414,180
2,000,000(a)	Sound Point CLO XXV, Ltd., Series 2019-4A, Class ER, 8.199% (3 Month Term SOFR + 725 bps), 4/25/33 (144A)	1,821,528
3,000,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 8.084% (3 Month USD LIBOR + 690 bps), 1/25/32 (144A)	2,716,392
5,000,000(c)	Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 2/25/63 (144A)	4,530,801
2,750,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	2,601,873
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	3,632,718
Pioneer Strategic Income Fund |  | 6/30/228

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000	Upstart Securitization Trust, Series 2021-1, Class C, 4.06%, 3/20/31 (144A)	$ 922,484
1,294,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	1,239,899
1,819,299	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	1,820,983
4,220,439	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	4,034,135
2,665,541	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	2,511,548
4,000,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 8.284% (3 Month USD LIBOR + 710 bps), 10/24/34 (144A)	3,594,920
	Total Asset Backed Securities (Cost $334,412,383)	$307,453,817

	Collateralized Mortgage Obligations—14.5% of Net Assets
5,970,020(c)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 4,350,104
3,730,771(c)	Bayview MSR Opportunity Master Fund Trust, Series 2022-5, Class B2, 3.472%, 2/25/52 (144A)	2,919,048
2,120,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class B1, 5.624% (1 Month USD LIBOR + 400 bps), 3/25/29 (144A)	2,082,844
3,550,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 4.324% (1 Month USD LIBOR + 270 bps), 3/25/29 (144A)	3,491,342
840,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class B1, 7.974% (1 Month USD LIBOR + 635 bps), 10/25/30 (144A)	838,472
3,630,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 6.474% (1 Month USD LIBOR + 485 bps), 10/25/30 (144A)	3,670,470
1,450,000(a)	Bellemeade Re, Ltd., Series 2020-4A, Class B1, 6.624% (1 Month USD LIBOR + 500 bps), 6/25/30 (144A)	1,418,606
8,610,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 4.076% (SOFR30A + 315 bps), 9/25/31 (144A)	7,677,542
5,270,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 4.626% (SOFR30A + 370 bps), 1/26/32 (144A)	5,035,335
9Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,062,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	$ 7,189,322
3,342,783(c)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,934,228
2,532,513	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61 (144A)	2,099,033
3,211,658(c)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 6/25/69 (144A)	3,071,394
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	1,804,616
4,000,000(c)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.717%, 2/25/46 (144A)	3,258,823
1,250,000(c)	CFMT LLC, Series 2021-HB5, Class M4, 5.682%, 2/25/31 (144A)	1,201,640
12,000,000(c)	CFMT LLC, Series 2021-HB7, Class M4, 5.072%, 10/27/31 (144A)	11,266,366
2,667,888(c)	CIM Trust, Series 2021-J2, Class B2, 2.675%, 4/25/51 (144A)	2,280,996
3,156,839(c)	CIM Trust, Series 2021-J2, Class B3, 2.675%, 4/25/51 (144A)	2,682,742
5,264,850(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	4,126,874
8,908,653(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.987%, 5/25/51 (144A)	7,517,685
2,029,190(c)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class B2, 3.125%, 9/25/64 (144A)	1,642,016
3,920,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 5.274% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	3,750,812
4,940,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 5.274% (1 Month USD LIBOR + 365 bps), 2/25/40 (144A)	4,712,879
21,230,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 5.426% (SOFR30A + 450 bps), 1/25/42 (144A)	18,609,936
Pioneer Strategic Income Fund |  | 6/30/2210

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
626,358(c)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33	$ 6
2,638,958(c)	CSMC, Series 2021-RPL2, Class M3, 3.437%, 1/25/60 (144A)	2,026,983
11,200,000(a)	Eagle Re, Ltd., Series 2019-1, Class B1, 6.124% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	10,905,030
8,922,000(a)	Eagle Re, Ltd., Series 2020-2, Class B1, 8.624% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	9,014,909
10,620,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 5.176% (SOFR30A + 425 bps), 4/25/34 (144A)	9,928,263
4,420,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1B1, 5.374% (1 Month USD LIBOR + 375 bps), 10/25/30	4,320,873
1,170,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 7.126% (SOFR30A + 620 bps), 11/25/41 (144A)	969,454
281,823	Fannie Mae REMICS, Series 2009-36, Class HX, 4.50%, 6/25/29	283,516
2,320,674(d)	Fannie Mae REMICS, Series 2020-83, Class EI, 4.00%, 11/25/50	468,724
10,241,355(a)(d)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 4.706% (1 Month USD LIBOR + 603 bps), 7/15/42	1,473,710
5,420,784(a)(d)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 5.226% (1 Month USD LIBOR + 655 bps), 8/15/42	831,143
2,608,634(d)	Federal Home Loan Mortgage Corp. REMICS, Series 4999, Class QI, 4.00%, 5/25/50	514,497
5,328,340(d)	Federal Home Loan Mortgage Corp. REMICS, Series 5018, Class EI, 4.00%, 10/25/50	1,068,780
3,207,640(d)	Federal Home Loan Mortgage Corp. REMICS, Series 5067, Class GI, 4.00%, 12/25/50	657,452
3,180,178(a)(d)	Federal National Mortgage Association REMICS, Series 2012-14, Class SP, 4.926% (1 Month USD LIBOR + 655 bps), 8/25/41	343,024
11Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,156,713(a)(d)	Federal National Mortgage Association REMICS, Series 2018-43, Class SM, 4.576% (1 Month USD LIBOR + 620 bps), 6/25/48	$ 269,591
2,756,746(a)(d)	Federal National Mortgage Association REMICS, Series 2019-33, Class S, 4.426% (1 Month USD LIBOR + 605 bps), 7/25/49	234,875
2,147,939(a)(d)	Federal National Mortgage Association REMICS, Series 2019-41, Class PS, 4.426% (1 Month USD LIBOR + 605 bps), 8/25/49	304,037
2,035,386(a)(d)	Federal National Mortgage Association REMICS, Series 2019-41, Class SM, 4.426% (1 Month USD LIBOR + 605 bps), 8/25/49	287,362
232,600,048(c)(d)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.211%, 6/1/51 (144A)	2,373,451
1,240,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 4.124% (1 Month USD LIBOR + 250 bps), 2/25/50 (144A)	1,060,787
2,600,601(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 6.724% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	2,649,191
6,630,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 7.624% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	6,904,300
4,120,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B2, 11.624% (1 Month USD LIBOR + 1,000 bps), 8/25/50 (144A)	4,808,555
3,585,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 5.726% (SOFR30A + 480 bps), 10/25/50 (144A)	3,624,142
2,935,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 12.426% (SOFR30A + 1,150 bps), 10/25/50 (144A)	3,442,416
2,910,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.926% (SOFR30A + 300 bps), 12/25/50 (144A)	2,432,655
2,630,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 6.576% (SOFR30A + 565 bps), 12/25/50 (144A)	2,229,183
2,904,861(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 4.724% (1 Month USD LIBOR + 310 bps), 3/25/50 (144A)	2,881,425
Pioneer Strategic Income Fund |  | 6/30/2212

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,670,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA3, Class B2, 11.624% (1 Month USD LIBOR + 1,000 bps), 7/25/50 (144A)	$ 3,052,573
3,190,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 6.874% (1 Month USD LIBOR + 525 bps), 9/25/50 (144A)	3,182,185
2,650,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B2, 11.024% (1 Month USD LIBOR + 940 bps), 9/25/50 (144A)	3,038,163
9,920,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 3.576% (SOFR30A + 265 bps), 1/25/51 (144A)	8,010,051
7,075,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 5.676% (SOFR30A + 475 bps), 1/25/51 (144A)	5,483,357
8,025,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B1, 3.976% (SOFR30A + 305 bps), 1/25/34 (144A)	6,887,650
6,410,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.926% (SOFR30A + 500 bps), 8/25/33 (144A)	4,918,604
8,890,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA4, Class B1, 4.676% (SOFR30A + 375 bps), 12/25/41 (144A)	7,338,440
3,650,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA1, Class B1, 4.326% (SOFR30A + 340 bps), 1/25/42 (144A)	3,075,724
4,500,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA3, Class M1B, 3.826% (SOFR30A + 290 bps), 4/25/42 (144A)	4,230,123
8,860,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA3, Class M2, 5.276% (SOFR30A + 435 bps), 4/25/42 (144A)	8,045,319
1,345,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-HQA1, Class M1B, 4.426% (SOFR30A + 350 bps), 3/25/42 (144A)	1,284,386
2,670,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-HQA1, Class M2, 6.176% (SOFR30A + 525 bps), 3/25/42 (144A)	2,484,311
3,000,000(a)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B1, 6.024% (1 Month USD LIBOR + 440 bps), 2/25/49 (144A)	2,987,388
13Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,510,000(a)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 5.674% (1 Month USD LIBOR + 405 bps), 2/25/49 (144A)	$ 5,025,705
3,630,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1D, 4.124% (1 Month USD LIBOR + 250 bps), 12/25/42	3,204,127
4,110,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 4.926% (SOFR30A + 400 bps), 11/25/50 (144A)	3,870,615
6,250,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 8.326% (SOFR30A + 740 bps), 11/25/50 (144A)	5,925,704
4,660,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, 4.326% (SOFR30A + 340 bps), 8/25/33 (144A)	4,042,131
2,040,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B2, 6.926% (SOFR30A + 600 bps), 8/25/33 (144A)	1,716,348
5,240,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, 4.576% (SOFR30A + 365 bps), 11/25/41 (144A)	4,482,280
21,610,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class B1, 5.676% (SOFR30A + 475 bps), 2/25/42 (144A)	19,018,362
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	1,346
1,301,122	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	1,354,536
292,282	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	291,744
2,301,695(a)(d)	Government National Mortgage Association, Series 2019-103, Class SB, 4.455% (1 Month USD LIBOR + 605 bps), 8/20/49	279,800
11,866,068(d)	Government National Mortgage Association, Series 2019-110, Class PI, 3.50%, 9/20/49	1,481,011
Pioneer Strategic Income Fund |  | 6/30/2214

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
19,169,373(a)(d)	Government National Mortgage Association, Series 2019-117, Class SB, 1.825% (1 Month USD LIBOR + 342 bps), 9/20/49	$ 914,801
19,071,342(a)(d)	Government National Mortgage Association, Series 2019-121, Class SA, 1.755% (1 Month USD LIBOR + 335 bps), 10/20/49	1,047,457
27,795,427(d)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	4,642,109
28,392,963(d)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	3,583,748
12,722,684(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	2,226,402
8,284,928(a)(d)	Government National Mortgage Association, Series 2019-90, Class SA, 1.705% (1 Month USD LIBOR + 330 bps), 7/20/49	285,667
2,233,143(d)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50%, 2/20/50	404,778
5,272,307(d)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50%, 1/20/50	1,100,053
16,399,142(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 1.755% (1 Month USD LIBOR + 335 bps), 1/20/50	744,370
2,509,833(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 3.986%, 3/25/50 (144A)	2,151,505
1,490,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 3.986%, 3/25/50 (144A)	1,255,936
4,900,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	4,101,831
9,640,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	7,427,334
1,977,441(c)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.393%, 4/25/52 (144A)	1,628,036
2,601,879(c)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.936%, 2/26/52 (144A)	2,020,989
2,971,840(c)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class B3, 2.82%, 7/25/52 (144A)	2,327,908
15Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,740,674(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.836%, 5/28/52 (144A)	$ 3,663,888
4,356,797(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class B3, 3.003%, 10/25/52 (144A)	3,264,009
1,220,000(a)	Home Re, Ltd., Series 2020-1, Class B1, 8.624% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	1,231,487
2,870,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 6.874% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	2,905,143
5,640,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 4.474% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	5,091,048
81,468,527(c)(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.227%, 7/25/51 (144A)	899,225
2,658,908(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.227%, 7/25/51 (144A)	2,080,680
4,350,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.316%, 9/25/56 (144A)	3,219,668
931,000(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 2.298%, 4/25/46 (144A)	821,244
148,596,020(c)(d)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.125%, 12/25/51 (144A)	844,040
4,643,911(c)	JP Morgan Mortgage Trust, Series 2021-14, Class B1, 3.163%, 5/25/52 (144A)	3,899,493
3,068,092(c)	JP Morgan Mortgage Trust, Series 2021-15, Class B1, 3.124%, 6/25/52 (144A)	2,565,275
2,000,000(c)	JP Morgan Mortgage Trust, Series 2021-3, Class A5, 2.50%, 7/25/51 (144A)	1,489,779
6,617,364(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.82%, 11/25/51 (144A)	4,968,051
132,022,086(c)(d)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.126%, 12/25/51 (144A)	749,872
8,488,667(c)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.869%, 12/25/51 (144A)	6,380,975
2,042,560(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.991%, 10/25/51 (144A)	1,558,155
1,737,541(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 2.991%, 10/25/51 (144A)	1,038,132
4,122,004(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B2, 3.232%, 1/25/52 (144A)	3,220,069
Pioneer Strategic Income Fund |  | 6/30/2216

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,342,825(c)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.232%, 1/25/52 (144A)	$ 3,342,781
4,474,520(c)	JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.50%, 4/25/52 (144A)	3,784,929
4,724,394(c)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.12%, 8/25/52 (144A)	3,715,484
5,650,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	4,313,528
5,630,227(c)	JP Morgan Mortgage Trust, Series 2022-4, Class B3, 3.264%, 10/25/52 (144A)	4,207,355
6,022,178(c)	JP Morgan Mortgage Trust, Series 2022-5, Class B3, 2.96%, 9/25/52 (144A)	4,380,757
4,748,872(c)	JP Morgan Mortgage Trust, Series 2022-6, Class B3, 3.308%, 11/25/52 (144A)	3,599,054
8,719,132(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.301%, 3/25/52 (144A)	6,478,560
6,170,500(c)	JP Morgan Mortgage Trust, Series 2022-INV3, Class B3, 3.396%, 9/25/52 (144A)	4,592,386
8,781,833(c)	JP Morgan Mortgage Trust, Series 2022-LTV2, Class B3, 3.684%, 9/25/52 (144A)	6,713,157
6,389,497(a)	JPMorgan Chase Bank NA - CHASE, Series 2020-CL1, Class M3, 4.974% (1 Month USD LIBOR + 335 bps), 10/25/57 (144A)	6,424,208
2,478,285(a)	JPMorgan Chase Bank NA - JPMWM, Series 2021-CL1, Class M3, 2.726% (SOFR30A + 180 bps), 3/25/51 (144A)	2,332,420
2,199,042(a)	JPMorgan Chase Bank NA - JPMWM, Series 2021-CL1, Class M4, 3.676% (SOFR30A + 275 bps), 3/25/51 (144A)	2,052,810
1,184,203	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	1,142,756
2,174,924	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	2,098,802
370,406(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	362,535
6,943,428	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	6,596,257
17Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,152,863(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B2, 2.651%, 4/25/51 (144A)	$ 2,331,230
4,086,889(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.678%, 6/25/51 (144A)	3,158,398
6,170,690(c)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B1, 3.538%, 4/25/52 (144A)	5,247,627
8,200,051(c)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.538%, 4/25/52 (144A)	6,210,556
4,369,518(c)	MFA Trust, Series 2021-AEI2, Class B3, 3.296%, 10/25/51 (144A)	3,436,632
7,172,000(c)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	5,865,770
2,962,889(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,632,755
6,145,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	5,307,071
1,369,092(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B3, 2.952%, 3/25/51 (144A)	1,028,367
6,335,850(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-2, Class B2, 2.902%, 5/25/51 (144A)	4,940,538
8,922,699(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 3.195% (1 Month USD LIBOR + 250 bps), 10/25/46 (144A)	8,640,407
13,903,950(c)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.878%, 11/25/59 (144A)	11,785,673
3,500,000	NYMT Loan Trust, Series 2022-CP1, Class M2, 3.514%, 7/25/61 (144A)	3,140,908
2,630,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 6.874% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	2,674,213
2,782,341(c)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 2.728%, 5/25/51 (144A)	2,125,340
3,163,808(c)	Oceanview Mortgage Trust, Series 2021-1, Class B3A, 3.244%, 6/25/51 (144A)	2,520,653
Pioneer Strategic Income Fund |  | 6/30/2218

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,570,543(c)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.716%, 6/25/51 (144A)	$ 1,926,305
1,941,025(c)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.479%, 4/25/51 (144A)	1,421,370
3,701,534(c)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.479%, 4/25/51 (144A)	2,667,036
2,902,191(c)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.385%, 4/25/51 (144A)	2,340,328
2,817,580(c)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.356%, 4/25/51 (144A)	2,131,768
2,880,767(c)	Provident Funding Mortgage Trust, Series 2021-INV1, Class B3, 2.785%, 8/25/51 (144A)	2,248,495
2,397,036(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.638%, 10/25/51 (144A)	1,889,328
3,515,327(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.638%, 10/25/51 (144A)	2,736,596
870,000(a)	Radnor Re, Ltd., Series 2020-2, Class B1, 9.224% (1 Month USD LIBOR + 760 bps), 10/25/30 (144A)	872,609
3,975,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 5.926% (SOFR30A + 500 bps), 11/25/31 (144A)	3,672,921
3,452,117(c)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.708%, 12/25/51 (144A)	2,652,350
1,887,815(c)	Rate Mortgage Trust, Series 2021-HB1, Class B3, 2.708%, 12/25/51 (144A)	1,429,308
4,390,680(c)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.707%, 7/25/51 (144A)	3,465,682
1,795,214(c)	Rate Mortgage Trust, Series 2021-J1, Class B3, 2.707%, 7/25/51 (144A)	1,270,688
2,305,056(c)	Rate Mortgage Trust, Series 2021-J3, Class B3, 2.712%, 10/25/51 (144A)	1,781,548
1,723,000(c)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.632%, 11/25/51 (144A)	728,322
4,067,048(c)	Rate Mortgage Trust, Series 2022-J1, Class B3, 2.751%, 1/25/52 (144A)	2,992,012
2,039,606(c)	RCKT Mortgage Trust, Series 2021-2, Class B3, 2.565%, 6/25/51 (144A)	1,547,545
19Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10,150,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	$ 7,792,603
5,122,025(c)	RCKT Mortgage Trust, Series 2022-3, Class B2A, 3.194%, 5/25/52 (144A)	3,971,748
2,454,906(c)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.194%, 5/25/52 (144A)	1,840,821
3,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704%, 11/25/31 (144A)	2,747,633
6,000,000(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31 (144A)	5,495,775
3,750,000(c)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	2,955,261
3,139,998(c)	Sequoia Mortgage Trust, Series 2021-1, Class B3, 2.663%, 3/25/51 (144A)	2,322,649
1,181,305(c)	Sequoia Mortgage Trust, Series 2021-2, Class B4, 2.553%, 4/25/51 (144A)	598,615
1,211,516(c)	Sequoia Mortgage Trust, Series 2021-3, Class B4, 2.654%, 5/25/51 (144A)	624,793
2,463,163(c)	Sequoia Mortgage Trust, Series 2021-4, Class B4, 2.67%, 6/25/51 (144A)	1,333,256
1,541,806(c)	Sequoia Mortgage Trust, Series 2021-5, Class B4, 3.052%, 7/25/51 (144A)	882,577
1,783,000(c)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.867%, 1/25/52 (144A)	806,502
4,100,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	3,031,251
2,743,712(c)	Sequoia Mortgage Trust, Series 2022-1, Class B4, 2.948%, 2/25/52 (144A)	1,408,513
4,541,885(a)	STACR Trust, Series 2018-DNA3, Class B1, 5.524% (1 Month USD LIBOR + 390 bps), 9/25/48 (144A)	4,419,190
4,550,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 5.824% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	4,443,343
5,000,000(c)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.768%, 10/25/56 (144A)	4,403,333
6,374,998(c)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.803%, 7/25/57 (144A)	5,742,659
3,750,000(c)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	3,129,053
9,688,510(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	8,826,446
Pioneer Strategic Income Fund |  | 6/30/2220

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
830,000(a)	Traingle Re, Ltd., Series 2020-1, Class B1, 9.374% (1 Month USD LIBOR + 775 bps), 10/25/30 (144A)	$ 838,674
2,290,000(a)	Traingle Re, Ltd., Series 2020-1, Class M2, 7.224% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	2,324,722
1,830,000(a)	Traingle Re, Ltd., Series 2021-1, Class B1, 6.124% (1 Month USD LIBOR + 450 bps), 8/25/33 (144A)	1,804,952
2,672,997(a)	Traingle Re, Ltd., Series 2021-1, Class M1C, 5.024% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	2,670,804
11,400,000(a)	Traingle Re, Ltd., Series 2021-1, Class M2, 5.524% (1 Month USD LIBOR + 390 bps), 8/25/33 (144A)	11,272,554
3,500,000(a)	Triangle Re, Ltd., Series 2021-3, Class B1, 5.876% (SOFR30A + 495 bps), 2/25/34 (144A)	3,204,647
3,558,017(c)	UWM Mortgage Trust, Series 2021-INV4, Class B1, 3.232%, 12/25/51 (144A)	2,920,964
7,066,618(c)	UWM Mortgage Trust, Series 2021-INV4, Class B2, 3.232%, 12/25/51 (144A)	5,703,434
1,200,000(c)	Verus Securitization Trust, Series 2020-2, Class B1, 5.36%, 5/25/60 (144A)	1,175,907
250,000(c)	Verus Securitization Trust, Series 2020-INV1, Class B1, 5.75%, 3/25/60 (144A)	244,006
340,000(c)	Verus Securitization Trust, Series 2020-INV1, Class B2, 6.00%, 3/25/60 (144A)	329,199
800,000(c)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	684,327
2,250,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,730,873
8,970,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	6,433,424
8,591,418(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.446%, 3/25/52 (144A)	6,419,695
	Total Collateralized Mortgage Obligations (Cost $791,857,747)	$675,898,930

21Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—8.2% of Net Assets
5,800,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 5.324% (1 Month USD LIBOR + 400 bps), 4/15/34 (144A)	$ 5,485,779
3,600,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 3.621% (SOFR30A + 285 bps), 1/16/37 (144A)	3,375,522
2,000,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E, 5.074% (1 Month USD LIBOR + 375 bps), 9/15/38 (144A)	1,890,056
6,043,792(d)(e)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	1
4,500,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	4,386,184
2,025,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.389%, 9/15/48 (144A)	1,747,403
2,000,000(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 5.175% (1 Month USD LIBOR + 385 bps), 8/15/38 (144A)	1,787,535
4,325,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 3.724% (1 Month USD LIBOR + 240 bps), 9/15/36 (144A)	4,023,754
5,375,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 4.174% (1 Month USD LIBOR + 285 bps), 9/15/36 (144A)	4,946,058
24,700,000(a)	BX Trust, Series 2021-ARIA, Class E, 3.569% (1 Month USD LIBOR + 224 bps), 10/15/36 (144A)	23,025,604
4,500,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.46% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	4,396,428
4,138,077	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	4,041,623
2,500,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class D, 6.099%, 2/15/33 (144A)	2,471,898
1,500,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class F, 3.874% (1 Month USD LIBOR + 255 bps), 11/15/36 (144A)	1,427,710
9,577,678(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 3.674% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	9,057,951
Pioneer Strategic Income Fund |  | 6/30/2222

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,500,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	$ 3,400,000
795,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/53	709,303
2,470,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 4.045% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	2,271,538
5,897,943(a)	Cold Storage Trust, Series 2020-ICE5, Class D, 3.424% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	5,720,155
2,484,000(c)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	2,146,758
5,227,225(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	5,048,092
2,261,064	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	2,216,035
7,650,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.754%, 2/10/37 (144A)	6,846,460
3,912,000(c)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.754%, 2/10/37 (144A)	3,415,444
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	3,096,633
7,000,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 3.474% (1 Month USD LIBOR + 215 bps), 5/15/36 (144A)	6,717,980
4,083,017(c)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.402%, 4/15/50	3,607,265
2,680,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.711%, 11/15/48	2,374,944
4,106,000	DBGS Mortgage Trust, Series 2018-C1, Class 7EB, 5.237%, 9/15/31 (144A)	3,985,031
1,455,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 8.676% (SOFR30A + 775 bps), 1/25/51 (144A)	1,408,329
2,750,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 4.676% (SOFR30A + 375 bps), 1/25/51 (144A)	2,380,833
6,000,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 4.926% (SOFR30A + 400 bps), 11/25/51 (144A)	5,176,660
4,500,000(c)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.922%, 12/25/26 (144A)	4,224,875
23Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,800,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.203%, 7/25/27 (144A)	$ 2,678,601
2,300,000(c)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.16%, 11/25/32 (144A)	2,100,100
1,875,000(c)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.445%, 8/25/33 (144A)	1,738,804
3,534,000(c)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.69%, 1/25/26 (144A)	3,326,872
6,364,000(c)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.812%, 12/25/27 (144A)	5,917,557
2,353,008(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 6.12% (1 Month USD LIBOR + 500 bps), 10/25/28	2,189,389
975,000(c)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.222%, 10/25/31 (144A)	921,241
2,900,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.528%, 2/25/52 (144A)	2,762,146
6,280,567(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	5,912,461
8,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 8.02% (1 Month USD LIBOR + 690 bps), 8/25/29	7,558,883
3,900,000(c)	FREMF Mortgage Trust, Series 2020-K106, Class B, 3.708%, 3/25/53 (144A)	3,584,863
4,151,073(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 7.37% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	4,139,766
3,426,692(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 10.12% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	3,398,468
5,000,000(f)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000%, 9/25/54 (144A)	2,430,070
81,565,425	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10%, 9/25/54 (144A)	568,503
18,374,996	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10%, 9/25/54 (144A)	117,857
10,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	4,900,621
123,332,856	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	790,453
10,000,000	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	57,586
Pioneer Strategic Income Fund |  | 6/30/2224

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
23,642,295(c)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.202%, 7/25/40	$ 1,333,735
7,310,000(a)	Great Wolf Trust, Series 2019-WOLF, Class E, 4.056% (1 Month USD LIBOR + 273 bps), 12/15/36 (144A)	6,795,352
6,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 3.824% (1 Month USD LIBOR + 250 bps), 12/15/36 (144A)	5,683,530
5,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 5.324% (1 Month USD LIBOR + 400 bps), 12/15/36 (144A)	4,805,146
2,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 4.874% (1 Month USD LIBOR + 355 bps), 10/15/36 (144A)	2,037,741
3,750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 3.924% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	3,545,278
3,590,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class D, 2.984% (1 Month USD LIBOR + 166 bps), 7/15/36 (144A)	3,448,917
1,500,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 3.484% (1 Month USD LIBOR + 216 bps), 7/15/36 (144A)	1,408,021
11,650,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	6,905,638
5,600,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,199,802
3,100,000(a)	KNDL Mortgage Trust, Series 2019-KNSQ, Class F, 3.324% (1 Month USD LIBOR + 200 bps), 5/15/36 (144A)	2,922,044
34,000,000(a)	Med Trust, Series 2021-MDLN, Class F, 5.325% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	31,790,551
4,000,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class C, 4.602%, 2/15/48	3,828,902
1,250,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.482%, 5/15/48	1,179,935
25Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
3,530,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.237%, 12/15/47 (144A)	$ 2,988,024
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,616,645
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	3,203,657
3,040,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	2,554,037
2,000,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	1,927,404
11,900,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 4.874% (1 Month USD LIBOR + 325 bps), 10/15/49 (144A)	11,051,330
1,030,000(c)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.544%, 8/15/36 (144A)	923,853
3,190,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	3,023,562
7,050,000(c)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.704%, 3/11/31 (144A)	6,486,000
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 4.574% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	5,165,399
5,230,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 4.648% (SOFR30A + 370 bps), 1/25/37 (144A)	4,915,564
2,500,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class E, 5.198% (SOFR30A + 425 bps), 1/25/37 (144A)	2,354,612
2,659,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,498,263
5,400,000(c)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.495%, 2/25/52 (144A)	4,816,594
6,450,000(a)	Ready Captial Mortgage Financing LLC, Series 2019-FL3, Class D, 4.524% (1 Month USD LIBOR + 290 bps), 3/25/34 (144A)	6,239,464
Pioneer Strategic Income Fund |  | 6/30/2226

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,443,000(c)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	$ 2,208,408
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	6,476,910
12,900,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	9,563,343
1,747,545(a)	SLIDE, Series 2018-FUN, Class E, 3.874% (1 Month USD LIBOR + 255 bps), 6/15/31 (144A)	1,658,944
3,000,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	2,594,536
16,080,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 4.211% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	15,510,533
67,584,000(c)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.439%, 3/15/51	1,312,630
3,912,000(c)	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875%, 4/10/46 (144A)	3,819,818
2,400,000(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 4.312% (1 Month USD LIBOR + 325 bps), 10/15/23 (144A)	2,375,926
5,200,000(a)	XCALI Mortgage Trust, Series 2021-CT2, Class A, 3.312% (1 Month USD LIBOR + 225 bps), 4/6/23 (144A)	5,106,314
	Total Commercial Mortgage-Backed Securities (Cost $418,636,495)	$383,180,444

	Convertible Corporate Bonds — 0.6% of Net Assets
	Airlines — 0.1%
2,595,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)	$ 1,892,416
5,156,000	Spirit Airlines, Inc., 1.00%, 5/15/26	4,648,134
	Total Airlines	$6,540,550
	Banks — 0.0%†
IDR15,039,758,000	PT Bakrie & Brothers Tbk, 12/22/22	$ 100,955
	Total Banks	$100,955
27Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Biotechnology — 0.1%
3,493,000	Insmed, Inc., 1.75%, 1/15/25	$ 3,246,744
	Total Biotechnology	$3,246,744
	Entertainment — 0.2%
12,093,000(f)	DraftKings Holdings, Inc., 3/15/28	$ 7,413,009
1,892,000	IMAX Corp., 0.50%, 4/1/26	1,678,204
	Total Entertainment	$9,091,213
	Pharmaceuticals — 0.1%
7,025,000	Tricida, Inc., 3.50%, 5/15/27	$ 3,645,975
	Total Pharmaceuticals	$3,645,975
	Software — 0.1%
2,231,000	Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$ 1,729,025
4,819,000	Verint Systems, Inc., 0.25%, 4/15/26	4,397,337
	Total Software	$6,126,362
	Total Convertible Corporate Bonds (Cost $38,444,439)	$28,751,799

	Corporate Bonds — 24.2% of Net Assets
	Advertising — 0.2%
11,354,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	$ 9,123,280
	Total Advertising	$9,123,280
	Aerospace & Defense — 0.8%
25,979,000	Boeing Co., 3.75%, 2/1/50	$ 18,231,461
18,950,000	Boeing Co., 5.805%, 5/1/50	17,535,758
	Total Aerospace & Defense	$35,767,219
	Agriculture — 0.1%
7,305,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)	$ 6,513,686
	Total Agriculture	$6,513,686
	Airlines — 0.5%
1,920,000	Air Canada, 3.875%, 8/15/26 (144A)	$ 1,624,109
1,630,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,361,901
9,180,000	Gol Finance SA, 8.00%, 6/30/26 (144A)	6,104,700
11,390,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	10,952,872
Pioneer Strategic Income Fund |  | 6/30/2228

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
1,020,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	$ 910,350
1,020,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	858,712
	Total Airlines	$21,812,644
	Auto Manufacturers — 0.5%
4,312,000	Ford Motor Co., 5.291%, 12/8/46	$ 3,306,894
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	5,890,000
15,325,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	13,026,250
	Total Auto Manufacturers	$22,223,144
	Auto Parts & Equipment — 0.1%
3,940,000	Dana, Inc., 4.25%, 9/1/30	$ 3,058,239
	Total Auto Parts & Equipment	$3,058,239
	Banks — 4.7%
20,800,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 16,729,384
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	4,176,375
ARS39,000,000(a)	Banco de la Ciudad de Buenos Aires, 53.534% (BADLARPP + 399 bps), 12/5/22	118,003
4,845,000	Banco do Brasil SA, 3.25%, 9/30/26 (144A)	4,378,669
4,608,000(c)(g)	Banco Mercantil del Norte SA, 6.75% (5 Year CMT Index + 497 bps) (144A)	4,336,174
3,460,000(c)(g)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	3,335,475
4,240,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/25 (144A)	4,249,710
8,400,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	6,662,079
14,450,000(c)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	11,675,647
7,445,000(c)	BPCE SA, 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	6,258,034
2,405,000(c)(g)	Credit Suisse Group AG, 5.25% (5 Year CMT Index + 489 bps) (144A)	1,857,826
KZT1,923,750,000	Development Bank of Kazakhstan JSC, 10.75%, 2/12/25	3,238,999
1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	1,126,551
3,005,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	2,529,265
29Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Banks — (continued)
1,600,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	$ 1,497,686
19,337,000(c)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	13,185,885
1,245,000(c)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	914,135
EUR5,560,000(c)(g)	Intesa Sanpaolo S.p.A., 7.75% (5 Year EUR Swap + 719 bps)	5,520,705
11,185,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	9,149,419
11,355,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	11,025,261
9,814,000(c)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	7,228,083
8,000,000(c)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	5,673,916
4,635,000(c)(g)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	3,592,125
10,355,000(c)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	9,908,635
5,010,000(c)(g)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	100,200
21,130,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	17,335,882
EUR28,280,100(e)(g)	Stichting AK Rabobank Certificaten, 6.50%	28,733,888
10,380,000	Toronto-Dominion Bank, 4.456%, 6/8/32	10,295,119
17,459,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	14,140,215
9,395,000(c)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	8,649,044
	Total Banks	$217,622,389
	Beverages — 0.1%
5,655,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29 (144A)	$ 4,920,644
	Total Beverages	$4,920,644
	Biotechnology — 0.2%
3,009,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	$ 2,681,324
Pioneer Strategic Income Fund |  | 6/30/2230

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Biotechnology — (continued)
EUR2,405,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 2,093,529
EUR2,625,000	Grifols Escrow Issuer SA, 3.875%, 10/15/28 (144A)	2,266,077
	Total Biotechnology	$7,040,930
	Building Materials — 0.8%
7,570,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	$ 6,756,225
5,970,000	Cemex SAB de CV, 5.45%, 11/19/29 (144A)	5,307,330
5,550,000	Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	4,312,508
960,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	772,572
1,880,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	1,490,156
9,325,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	7,355,094
11,730,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	10,234,425
	Total Building Materials	$36,228,310
	Chemicals — 0.6%
2,700,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 2,084,238
7,843,000	Olin Corp., 5.00%, 2/1/30	6,773,999
710,000	Olin Corp., 5.625%, 8/1/29	632,788
3,800,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	3,040,000
5,055,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	3,636,921
11,740,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	9,448,249
	Total Chemicals	$25,616,195
	Commercial Services — 0.9%
5,196,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 4,756,113
EUR2,470,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28 (144A)	1,947,695
1,670,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,381,250
31Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,025,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	$ 835,312
5,270,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	4,057,900
5,375,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	4,622,500
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	2,944,312
437,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	399,688
1,655,000	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 7/15/29 (144A)	1,492,977
1,690,000	Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	1,523,112
3,795,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	3,538,837
10,716,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	8,950,469
MXN70,000,000	Red de Carreteras de Occidente SAB de CV, 9.00%, 6/10/28 (144A)	3,434,894
4,035,000	Sotheby's, 7.375%, 10/15/27 (144A)	3,738,698
	Total Commercial Services	$43,623,757
	Computers — 0.1%
3,915,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$ 3,454,988
2,415,000	NCR Corp., 5.00%, 10/1/28 (144A)	2,044,748
1,215,000	NCR Corp., 5.25%, 10/1/30 (144A)	1,047,938
	Total Computers	$6,547,674
	Cosmetics/Personal Care — 0.1%
5,445,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 4,954,406
	Total Cosmetics/Personal Care	$4,954,406
	Diversified Financial Services — 1.8%
8,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 6,593,024
16,065,000	Air Lease Corp., 2.875%, 1/15/32	12,554,444
7,310,000	Air Lease Corp., 3.125%, 12/1/30	5,991,543
9,950,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	8,134,125
Pioneer Strategic Income Fund |  | 6/30/2232

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
8,607,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	$ 8,218,824
6,660,000(h)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	391,275
17,245,453(i)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	13,063,431
5,575,000	OneMain Finance Corp., 3.50%, 1/15/27	4,460,000
2,500,000(a)	OWS Cre Funding I LLC, 6.613% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	2,466,093
EUR3,215,000	Sherwood Financing Plc, 4.50%, 11/15/26	2,818,302
GBP5,170,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	5,038,151
8,705,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	6,664,809
8,185,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	6,548,000
1,840,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	1,623,800
	Total Diversified Financial Services	$84,565,821
	Electric — 1.1%
7,670,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 6,365,956
1,605,000	Calpine Corp., 4.625%, 2/1/29 (144A)	1,335,793
1,605,000	Calpine Corp., 5.00%, 2/1/31 (144A)	1,300,050
1,340,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	1,058,734
EUR3,240,000	ContourGlobal Power Holdings SA, 2.75%, 1/1/26 (144A)	2,775,705
EUR1,635,000	ContourGlobal Power Holdings SA, 3.125%, 1/1/28 (144A)	1,326,191
9,225,000	Light Servicos de Eletricidade SA/Light Energia SA, 4.375%, 6/18/26 (144A)	8,124,675
1,645,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	1,326,545
2,285,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	1,791,417
8,980,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	7,132,661
20,059,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	17,991,141
2,501,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	2,092,412
	Total Electric	$52,621,280
33Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Electrical Components & Equipments — 0.3%
EUR7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	$ 7,069,272
EUR4,585,000	Belden, Inc., 3.375%, 7/15/31 (144A)	3,544,183
EUR6,020,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	4,478,208
1,025,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	898,156
	Total Electrical Components & Equipments	$15,989,819
	Electronics — 0.0%†
2,600,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 2,158,000
	Total Electronics	$2,158,000
	Energy-Alternate Sources — 0.1%
3,908,550	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash, 4.625%, 10/15/39 (144A)	$ 2,904,053
597,400	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	622,499
	Total Energy-Alternate Sources	$3,526,552
	Engineering & Construction — 0.3%
7,985,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 6,434,313
5,195,000	Dycom Industries, Inc., 4.50%, 4/15/29 (144A)	4,541,963
1,615,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	1,322,750
1,425,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	1,149,262
	Total Engineering & Construction	$13,448,288
	Entertainment — 0.4%
11,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 9,041,932
3,400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	2,709,100
2,910,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	2,473,500
1,735,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	1,639,054
1,735,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	1,641,310
	Total Entertainment	$17,504,896
Pioneer Strategic Income Fund |  | 6/30/2234

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Food — 0.5%
GBP5,520,000	Bellis Acquisition Co. Plc, 3.25%, 2/16/26 (144A)	$ 5,207,609
2,830,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	2,173,329
1,791,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30 (144A)	1,698,377
9,560,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	9,103,893
5,735,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	4,585,821
	Total Food	$22,769,029
	Forest Products & Paper — 0.1%
EUR1,950,000	Ahlstrom-Munksjo Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 1,650,525
2,288,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	1,973,020
3,004,000	Inversiones CMPC SA, 3.85%, 1/13/30 (144A)	2,636,010
	Total Forest Products & Paper	$6,259,555
	Gas — 0.0%†
2,195,000	Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (144A)	$ 1,769,982
	Total Gas	$1,769,982
	Hand/Machine Tools — 0.1%
EUR3,950,000	IMA Industria Macchine Automatiche S.p.A., 3.75%, 1/15/28 (144A)	$ 3,312,640
	Total Hand/Machine Tools	$3,312,640
	Healthcare-Services — 0.3%
4,195,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 3,898,398
EUR3,860,000	CAB SELAS, 3.375%, 2/1/28 (144A)	3,240,212
3,395,000	Tenet Healthcare Corp., 6.125%, 6/15/30 (144A)	3,199,855
3,421,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	1,205,903
	Total Healthcare-Services	$11,544,368
	Home Builders — 0.0%†
913,000	M/I Homes, Inc., 3.95%, 2/15/30	$ 685,752
	Total Home Builders	$685,752
35Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Insurance — 0.9%
2,094,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 1,760,518
13,080,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	11,832,163
EUR2,650,000(c)	Liberty Mutual Group, Inc., 3.625% (5 Year EUR Swap + 370 bps), 5/23/59 (144A)	2,495,834
22,651,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	27,418,075
	Total Insurance	$43,506,590
	Internet — 0.1%
EUR4,985,000	United Group BV, 5.25%, 2/1/30 (144A)	$ 3,852,138
	Total Internet	$3,852,138
	Iron & Steel — 0.3%
4,350,000	Commercial Metals Co., 4.375%, 3/15/32	$ 3,562,970
2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	1,447,977
1,880,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	1,840,727
1,980,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	1,950,300
4,375,000	TMS International Corp., 6.25%, 4/15/29 (144A)	3,167,113
	Total Iron & Steel	$11,969,087
	Leisure Time — 0.2%
560,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 432,600
EUR660,000	Carnival Corp., 7.625%, 3/1/26 (144A)	540,767
1,130,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	822,075
300,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	236,551
10,582,000	VOC Escrow, Ltd., 5.00%, 2/15/28 (144A)	8,502,743
	Total Leisure Time	$10,534,736
	Lodging — 0.2%
2,115,000	Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26 (144A)	$ 1,897,752
3,125,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	2,531,250
4,500,000	Sands China, Ltd., 4.875%, 6/18/30	3,267,630
	Total Lodging	$7,696,632
Pioneer Strategic Income Fund |  | 6/30/2236

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Media — 0.4%
3,910,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 3,088,900
6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	5,136,453
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	4,154,000
2,305,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	1,553,639
1,345,000	CSC Holdings LLC, 5.50%, 4/15/27 (144A)	1,203,775
2,034,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	244,080
190,000	Univision Communications, Inc., 7.375%, 6/30/30 (144A)	186,516
4,205,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	3,490,150
	Total Media	$19,057,513
	Metal Fabricate/Hardware — 0.1%
5,988,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 4,730,520
	Total Metal Fabricate/Hardware	$4,730,520
	Mining — 0.6%
4,776,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 3,931,927
11,678,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	8,089,799
8,750,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	7,096,611
2,295,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	2,065,500
11,990,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	7,999,667
	Total Mining	$29,183,504
	Multi-National — 0.9%
4,880,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 4,192,310
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	6,996,900
2,860,000	Banque Ouest Africaine de Developpement, 5.00%, 7/27/27 (144A)	2,599,054
IDR189,000,300,000	European Bank for Reconstruction & Development, 6.45%, 12/13/22	12,760,296
IDR113,010,000,000	Inter-American Development Bank, 7.875%, 3/14/23	7,712,520
KZT2,993,000,000	International Finance Corp., 7.50%, 2/3/23	6,200,079
	Total Multi-National	$40,461,159
37Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Oil & Gas — 1.2%
7,175,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	$ 6,448,531
4,737,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	4,476,465
8,060,000	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	6,405,201
8,985,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	8,625,600
9,125,000	Occidental Petroleum Corp., 4.40%, 4/15/46	7,377,652
4,435,000	Petroleos Mexicanos, 6.70%, 2/16/32	3,381,688
2,217,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	2,139,405
5,825,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	5,562,875
5,050,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	4,519,750
12,895,000	YPF SA, 6.95%, 7/21/27 (144A)	7,317,912
	Total Oil & Gas	$56,255,079
	Pharmaceuticals — 0.5%
2,570,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 2,166,276
1,720,000	Bausch Health Cos., Inc., 5.00%, 1/30/28 (144A)	915,900
2,424,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	1,842,240
EUR1,625,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/27	1,440,533
EUR2,725,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	2,268,568
16,473,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	13,507,860
1,478,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	1,262,694
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,093,940
	Total Pharmaceuticals	$24,498,011
	Pipelines — 1.5%
4,597,000	DCP Midstream Operating LP, 5.60%, 4/1/44	$ 3,714,905
1,262,000	Energy Transfer LP, 6.125%, 12/15/45	1,209,142
1,694,000(c)(g)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	1,243,952
37,035,000(c)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	31,781,642
796,000	EnLink Midstream LLC, 5.375%, 6/1/29	696,564
Pioneer Strategic Income Fund |  | 6/30/2238

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
15,145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	$ 10,718,722
3,862,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	2,733,738
3,090,000	Hess Midstream Operations LP, 5.50%, 10/15/30 (144A)	2,773,275
7,425,000	ONEOK, Inc., 6.875%, 9/30/28	7,832,435
4,776,000	Williams Cos., Inc., 7.75%, 6/15/31	5,606,206
	Total Pipelines	$68,310,581
	Real Estate — 0.2%
EUR5,800,000	ADLER Real Estate AG, 3.00%, 4/27/26	$ 4,008,003
6,210,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	4,859,325
	Total Real Estate	$8,867,328
	REITs — 0.2%
2,359,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	$ 1,892,457
6,566,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	5,646,760
1,890,000	iStar, Inc., 4.25%, 8/1/25	1,743,525
2,975,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	2,179,188
	Total REITs	$11,461,930
	Retail — 0.3%
465,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	$ 403,387
435,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	357,679
978,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	795,332
EUR4,500,000	Food Service Project SA, 5.50%, 1/21/27 (144A)	4,043,777
3,805,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	2,895,985
2,637,000	Patrick Industries, Inc., 4.75%, 5/1/29 (144A)	1,962,535
3,353,000	Penske Automotive Group, Inc., 3.75%, 6/15/29	2,798,671
	Total Retail	$13,257,366
39Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Semiconductors — 0.1%
6,940,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	$ 6,289,431
	Total Semiconductors	$6,289,431
	Software — 0.1%
6,525,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 5,415,750
	Total Software	$5,415,750
	Telecommunications — 1.4%
475,000	Altice France SA, 5.125%, 1/15/29 (144A)	$ 359,865
1,835,000	Altice France SA, 5.125%, 7/15/29 (144A)	1,385,425
9,874,000	Altice France SA, 5.50%, 1/15/28 (144A)	7,825,145
4,600,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	3,396,991
4,120,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	3,323,583
1,976,217	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.00%, 12/31/26 (144A)	1,310,822
4,950,371	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 8.75%, 5/25/24 (144A)	4,610,033
1,240,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	958,774
4,351,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	3,709,228
4,235,000	LogMeIn, Inc., 5.50%, 9/1/27 (144A)	2,948,684
EUR6,915,000	Lorca Telecom Bondco SA, 4.00%, 9/18/27 (144A)	6,048,802
3,010,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	2,549,114
4,250,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	3,163,679
1,346,400	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	1,175,643
12,551,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	12,488,270
6,900,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	5,446,048
4,270,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	3,437,350
	Total Telecommunications	$64,137,456
Pioneer Strategic Income Fund |  | 6/30/2240

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation — 0.3%
4,910,000	Hidrovias International Finance SARL, 4.95%, 2/8/31 (144A)	$ 3,758,605
3,172,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	2,531,647
2,785,000	Simpar Europe SA, 5.20%, 1/26/31 (144A)	2,151,413
6,290,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	6,054,439
	Total Transportation	$14,496,104
	Total Corporate Bonds (Cost $1,369,719,565)	$1,125,189,414

Shares
	Convertible Preferred Stocks — 1.8% of Net Assets
	Banks — 1.8%
6,897(g)	Bank of America Corp., 7.25%	$ 8,307,437
61,824(g)	Wells Fargo & Co., 7.50%	75,147,690
	Total Banks	$83,455,127
	Total Convertible Preferred Stocks (Cost $92,359,687)	$83,455,127

Principal Amount USD ($)
	Municipal Bonds — 0.7% of Net Assets
	Arizona — 0.0%†
2,370,000	Maricopa County Industrial Development Authority, Banner Health, Series 2019F, 3.00%, 1/1/49	$ 1,853,980
	Total Arizona	$1,853,980
	California — 0.1%
2,435,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	$ 1,887,831
1,220,000	Regents of the University of California, Medical Center Pooled Revenue, Series P, 4.00%, 5/15/53	1,174,482
	Total California	$3,062,313
41Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Florida — 0.0%†
1,825,000	South Broward Hospital District, South Broward Hospital District Obligated Group, Series A, 2.50%, 5/1/47	$ 1,276,131
	Total Florida	$1,276,131
	Georgia — 0.0%†
1,055,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, 3.00%, 2/15/51	$ 800,608
	Total Georgia	$800,608
	Massachusetts — 0.0%†
1,930,000(j)	Commonwealth of Massachusetts, Series B, 3.00%, 4/1/47	$ 1,562,837
	Total Massachusetts	$1,562,837
	Missouri — 0.0%†
480,000	Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series A, 3.00%, 7/1/38	$ 414,144
	Total Missouri	$414,144
	Nebraska — 0.1%
970,000(j)	Lancaster County School District 001, 2.00%, 1/15/43	$ 676,236
3,600,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	2,768,004
	Total Nebraska	$3,444,240
	New Jersey — 0.1%
1,220,000	New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated Group Issue, 3.00%, 7/1/46	$ 986,565
2,620,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, 3.00%, 7/1/51	2,078,734
	Total New Jersey	$3,065,299
	New York — 0.0%†
1,950,000	New York State Thruway Authority, Series A-1, 3.00%, 3/15/50	$ 1,502,319
	Total New York	$1,502,319
Pioneer Strategic Income Fund |  | 6/30/2242

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	North Carolina — 0.1%
1,930,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue, Series A, 4.00%, 7/1/47	$ 1,912,649
	Total North Carolina	$1,912,649
	Oregon — 0.0%†
1,705,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	$ 1,332,236
	Total Oregon	$1,332,236
	Pennsylvania — 0.1%
3,655,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/56	$ 3,253,754
815,000	Pennsylvania Turnpike Commission, Series C, 3.00%, 12/1/51	630,875
	Total Pennsylvania	$3,884,629
	Tennessee — 0.0%†
270,000	City of Memphis TN Water Revenue, Memphis Light, Gas and Water Division, 3.00%, 12/1/45	$ 223,212
	Total Tennessee	$223,212
	Texas — 0.1%
3,290,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	$ 2,608,345
1,220,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	1,093,217
	Total Texas	$3,701,562
	Virginia — 0.1%
830,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	$ 785,155
1,460,000	Roanoke Economic Development Authority, Carilion Clinic Obligated Group, 3.00%, 7/1/45	1,180,921
43Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Virginia — (continued)
630,000	Rockingham County Economic Development Authority, Sentara RMH Medical Center, Series A, 3.00%, 11/1/46	$ 498,803
2,500,000	Virginia College Building Authority, Series C, 3.00%, 9/1/51	1,993,425
	Total Virginia	$4,458,304
	Total Municipal Bonds (Cost $31,793,746)	$32,494,463

Shares
	Right/Warrant — 0.0%† of Net Assets
	Metals & Mining — 0.0%†
1,880,020(k)	ANR, Inc., 3/31/23	$ 9,400
	Total Metals & Mining	$9,400
	Total Right/Warrant (Cost $—)	$9,400

Principal Amount USD ($)
	Insurance-Linked Securities — 2.9% of Net Assets#
	Event Linked Bonds — 0.8%
	Earthquakes – California — 0.1%
750,000(a)	Phoenician Re, 4.193%, (3 Month U.S. Treasury Bill + 250 bps), 12/14/24 (144A)	$ 724,875
750,000(a)	Sutter Re, 6.924%, (3 Month U.S. Treasury Bill + 504 bps), 5/23/23 (144A)	749,325
3,000,000(a)	Ursa Re II, 5.45%, (3 Month U.S. Treasury Bill + 375 bps), 12/7/23 (144A)	2,988,000
		$4,462,200
	Earthquakes – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 5.141%, (3 Month USD LIBOR + 350 bps), 3/13/24 (144A)	$ 250,750
	Health – U.S. — 0.0%†
1,500,000(a)	Vitality Re X, 3.443%, (3 Month U.S. Treasury Bill + 175 bps), 1/10/23 (144A)	$ 1,488,600
Pioneer Strategic Income Fund |  | 6/30/2244

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Inland Flood – U.S. — 0.1%
1,500,000(a)	FloodSmart Re, 12.948%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 1,443,000
1,000,000(a)	FloodSmart Re, 15.273%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	912,700
750,000(a)	FloodSmart Re, 16.773%, (3 Month U.S. Treasury Bill + 1,508 bps), 2/27/23 (144A)	701,550
		$3,057,250
	Multiperil – Florida — 0.0%†
250,000(a)	Sanders Re II, 7.128%, (3 Month U.S. Treasury Bill + 543 bps), 6/7/23 (144A)	$ 247,475
	Multiperil – U.S. — 0.3%
900,000(a)	Easton Re Pte, 5.616%, (3 Month U.S. Treasury Bill + 400 bps), 1/8/24 (144A)	$ 883,170
500,000(a)	Four Lakes Re, 6.448%, (3 Month U.S. Treasury Bill + 475 bps), 1/7/25 (144A)	492,300
1,500,000(a)	Four Lakes Re, 8.993%, (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	1,486,500
1,500,000(a)	Four Lakes Re, 11.853%, (3 Month U.S. Treasury Bill + 1,106 bps), 1/5/24 (144A)	1,485,000
500,000(a)	Herbie Re, 11.346%, (3 Month U.S. Treasury Bill + 900 bps), 1/8/25 (144A)	504,250
1,750,000(a)	Matterhorn Re, 6.825%, (SOFR + 525 bps), 3/24/25 (144A)	1,708,000
750,000(a)	Matterhorn Re, 9.26%, (SOFR + 775 bps), 3/24/25 (144A)	736,800
1,500,000(a)	Residential Reinsurance 2020, 7.806%, (3 Month U.S. Treasury Bill + 651 bps), 12/6/24 (144A)	1,498,350
1,250,000(a)	Residential Reinsurance 2020, 9.606%, (3 Month U.S. Treasury Bill + 824 bps), 12/6/24 (144A)	1,225,000
2,250,000(a)	Sanders Re II, 4.788%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	2,219,625
750,000(a)	Sussex Capital UK Pcc, Ltd., 9.878%, (3 Month U.S. Treasury Bill + 775 bps), 1/8/25 (144A)	742,200
		$12,981,195
45Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — 0.1%
1,000,000(a)	Hypatia, Ltd., 11.97%, (3 Month U.S. Treasury Bill + 1,038 bps), 6/7/23 (144A)	$ 995,000
250,000(a)	Matterhorn Re, 7.172%, (SOFR + 575 bps), 12/8/25 (144A)	241,125
500,000(a)	Mona Lisa Re, 9.695%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	493,000
500,000(a)	Northshore Re II, Ltd., 8.00%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	500,000
		$2,229,125
	Multiperil – U.S. Regional — 0.1%
1,000,000(a)	Kilimanjaro III Re, Ltd., 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	$ 999,900
2,500,000(a)	Long Point Re IV, Ltd., 5.945%, (3 Month USD LIBOR + 425 bps), 6/1/26 (144A)	2,497,500
		$3,497,400
	Multiperil – Worldwide — 0.0%†
500,000(a)	Northshore Re II, 7.445%, (3 Month U.S. Treasury Bill + 575 bps), 1/8/24 (144A)	$ 486,750
	Pandemic – U.S — 0.0%†
500,000(a)	Vitality Re XI, 3.493%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 487,750
	Windstorm – Florida — 0.0%†
500,000(a)	Integrity Re, Ltd., 8.698%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 498,000
	Windstorm – U.S — 0.0%†
750,000(a)	Bonanza Re, 6.448%, (3 Month U.S. Treasury Bill + 475 bps), 12/23/24 (144A)	$ 739,125
250,000(a)	Bonanza Re, 7.448%, (3 Month U.S. Treasury Bill + 575 bps), 3/16/25 (144A)	246,525
		$985,650
	Windstorm – U.S. Regional — 0.1%
750,000(a)	Commonwealth Re, Ltd., 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 749,250
Pioneer Strategic Income Fund |  | 6/30/2246

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — (continued)
1,500,000(a)	Matterhorn Re, 5.836%, (3 Month USD LIBOR + 425 bps), 12/7/22 (144A)	$ 1,477,650
2,000,000(a)	Matterhorn Re, 7.126%, (3 Month USD LIBOR + 550 bps), 12/7/22 (144A)	1,966,600
		$4,193,500
	Total Event Linked Bonds	$34,865,645
Face Amount USD ($)
	Collateralized Reinsurance — 0.6%
	Earthquakes – California — 0.1%
1,800,000(b)(l)+	Adare Re 2021, 9/30/27	$ 1,872,232
754,500(l)+	Adare Re 2022, 12/31/27	772,707
		$2,644,939
	Multiperil – Massachusetts — 0.1%
1,250,000(l)+	Ailsa Re 2022, 5/31/28	$ 1,208,550
2,600,000(b)(l)+	Denning Re 2021, 7/31/25	2,604,334
		$3,812,884
	Multiperil – U.S. — 0.2%
6,000,000(b)(l)+	Ballybunion Re 2020, 2/28/23	$ 677,844
3,000,000(b)(l)+	Ballybunion Re 2021-2, 6/30/25	3,104,400
3,406,059(b)(l)+	Ballybunion Re 2021-3, 7/31/25	3,453,744
1,506,560(b)(l)+	Ballybunion Re 2022, 12/31/27	1,521,626
550,000(b)(l)+	Dingle Re 2020, 12/31/22	3,273
250,000(l)+	Port Royal Re 2022, 4/30/28	242,544
		$9,003,431
	Multiperil – Worldwide — 0.1%
4,500,000(l)+	Gamboge Re 2022, 3/31/28	$ 4,160,367
20,000(b)(l)+	Limestone Re, 9/9/22 (144A)	—
140,000(l)+	Limestone Re, 10/1/23 (144A)	—
1,020,000(b)(l)+	Limestone Re 2020-1, 3/1/24 (144A)	34,374
480,000(b)(l)+	Limestone Re 2020-1, 3/1/24 (144A)	16,176
250,000(b)(l)+	Merion Re 2022-1, 12/31/27	228,096
250,000(b)(l)+	Old Head Re 2022, 12/31/27	218,912
500,000(b)(l)+	Pine Valley Re 2022, 12/31/27	472,165
608,616(b)(l)+	Walton Health Re 2018, 6/15/23	48,448
300,000(b)(l)+	Walton Health Re 2019, 6/30/23	250,380
		$5,428,918
47Pioneer Strategic Income Fund |  | 6/30/22

Face Amount USD ($)		Value
	Windstorm – Florida — 0.0%†
1,750,000(b)(l)+	Formby Re 2018, 2/28/23	$ 156,640
2,200,000(b)(l)+	Portrush Re 2017, 6/15/23	1,403,820
		$1,560,460
	Windstorm – U.S — 0.0%†
500,000(l)+	Shadow Creek Re 2021, 7/31/25	$ 7,593
	Windstorm – U.S. Multistate — 0.0%†
1,500,000(b)(l)+	White Heron Re 2021, 6/30/25	$ 32,100
	Windstorm – U.S. Regional — 0.1%
1,500,000(l)+	Isosceles Insurance, Ltd., 7/10/23	$ 1,485,000
1,250,000(b)(l)+	Oakmont Re 2017, 4/30/23	36,750
5,804,192(b)(l)+	Oakmont Re 2020, 3/31/27	216,659
3,500,000(l)+	Oakmont Re 2022, 4/1/28	3,279,382
		$5,017,791
	Total Collateralized Reinsurance	$27,508,116
	Reinsurance Sidecars — 1.4%
	Multiperil – U.S. — 0.0%†
1,750,000(b)(l)+	Carnoustie Re 2020, 12/31/23	$ 237,300
1,390,289(b)(l)+	Carnoustie Re 2021, 12/31/24	65,899
1,000,000(b)(l)+	Carnoustie Re 2022, 12/31/27	1,042,840
3,000,000(b)(m)+	Harambee Re 2018, 12/31/22	—
5,000,000(m)+	Harambee Re 2019, 12/31/22	14,000
3,000,000(b)(m)+	Harambee Re 2020, 12/31/23	76,800
2,845(a)(l)+	Sector Re V, 3/1/26 (144A)	43,877
		$1,480,716
	Multiperil – Worldwide — 1.4%
2,201(l)+	Alturas Re 2019-1, 3/10/23 (144A)	$ 10,065
33,410(m)+	Alturas Re 2019-2, 3/10/23	11,326
357,085(l)+	Alturas Re 2020-1B, 3/10/23 (144A)	11,248
360,465(m)+	Alturas Re 2020-2, 1/31/23	101,813
250,000(b)(m)+	Alturas Re 2020-3, 9/30/24	—
2,639,535(b)(m)+	Alturas Re 2021-2, 12/31/24	—
236,951(b)(m)+	Alturas Re 2021-3, 7/31/25	217,047
2,501,600(b)(m)+	Alturas Re 2022-2, 12/31/27	2,605,416
4,000,000(b)(l)+	Bantry Re 2016, 3/31/23	241,800
4,000,000(b)(l)+	Bantry Re 2019, 12/31/22	135,855
3,821,406(b)(l)+	Bantry Re 2020, 12/31/23	248,691
3,932,000(b)(l)+	Bantry Re 2021, 12/31/24	595,305
3,280,525(b)(l)+	Bantry Re 2022, 12/31/27	3,393,565
13,924,181(b)(l)+	Berwick Re 2018-1, 12/31/22	1,076,339
Pioneer Strategic Income Fund |  | 6/30/2248

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
9,947,951(b)(l)+	Berwick Re 2019-1, 12/31/22	$ 1,188,780
2,000,000(l)+	Berwick Re 2020-1, 12/31/23	200
3,500,000(l)+	Berwick Re 2022, 12/31/27	3,603,575
73,625(f)(l)+	Eden Re II, 3/22/23 (144A)	187,214
700,000(l)+	Eden Re II, 3/22/24 (144A)	380,100
1,890,000(b)(l)+	Eden Re II, 3/21/25 (144A)	1,574,370
4,400,000(l)+	Eden Re II, 3/20/26 (144A)	4,400,000
1,500,000(b)(l)+	Gleneagles Re 2018, 12/31/22	177,450
1,270,798(b)(l)+	Gleneagles Re 2020, 12/31/23	127,007
1,250,000(b)(l)+	Gleneagles Re 2021, 12/31/24	277,857
1,250,000(b)(l)+	Gleneagles Re 2022, 12/31/27	1,267,767
2,737,878(b)(l)+	Gullane Re 2018, 12/31/22	169,487
5,000,000(b)(l)+	Gullane Re 2022, 12/31/27	5,186,061
500,000(m)+	Lion Rock Re 2019, 1/31/23	—
500,000(m)+	Lion Rock Re 2020, 1/31/23	—
500,000(b)(m)+	Lion Rock Re 2021, 12/31/24	214,250
2,545,246(b)(m)+	Lorenz Re 2019, 6/30/23	295,249
1,282,713(b)(m)+	Lorenz Re 2020, 6/30/23	87,866
1,717,287(b)(m)+	Lorenz Re 2020, 6/30/23	117,806
8,500,000(b)(l)+	Merion Re 2018-2, 12/31/22	1,406,750
9,000,000(b)(l)+	Merion Re 2021-2, 12/31/24	1,953,900
6,551,154(b)(l)+	Merion Re 2022-2, 12/31/27	6,639,303
6,150,000(b)(l)+	Pangaea Re 2016-2, 11/30/22	10,967
4,750,000(b)(l)+	Pangaea Re 2018-1, 12/31/22	100,009
7,100,000(b)(l)+	Pangaea Re 2018-3, 7/1/23	147,278
3,891,425(b)(l)+	Pangaea Re 2019-1, 2/1/23	81,087
5,220,725(b)(l)+	Pangaea Re 2019-3, 7/1/23	187,794
3,850,570(l)+	Pangaea Re 2020-1, 2/1/24	81,717
3,500,000(l)+	Pangaea Re 2020-3, 7/1/24	49,273
4,500,000(b)(l)+	Pangaea Re 2021-1, 12/31/24	129,829
4,254,521(b)(l)+	Pangaea Re 2022-1, 12/31/27	4,424,702
2,500,000(l)+	Pangaea Re 2022-3, 5/31/28	2,525,000
1,000,000(b)(l)+	Phoenix One Re, 1/4/27	1,091,000
1,800,000(b)(l)+	Sector Re V, 12/1/23 (144A)	230,331
540,031(b)(l)+	Sector Re V, 12/1/23 (144A)	83,882
360,000(l)+	Sector Re V, 3/1/24 (144A)	269,942
3,608(l)+	Sector Re V, 3/1/24 (144A)	87,255
155,997(l)+	Sector Re V, 12/1/24 (144A)	444,200
150,000(l)+	Sector Re V, 12/1/24 (144A)	427,124
6,578(l)+	Sector Re V, 3/1/25 (144A)	89,223
6,106(b)(l)+	Sector Re V, 12/1/25 (144A)	307,032
49Pioneer Strategic Income Fund |  | 6/30/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,472(l)+	Sector Re V, 3/1/26 (144A)	$ 164,264
2,753,972(l)+	Sector Re V, 12/1/26 (144A)	2,817,085
2,253,960+	Sector Re V, 3/1/27 (144A)	2,293,104
692,491+	Sector Re V, 3/1/27 (144A)	699,247
3,609,700(l)+	Sussex Re 2020-1, 12/31/22	26,712
1,000,000(b)(l)+	Sussex Re 2021-1, 12/31/24	98,700
3,000,000(b)(m)+	Thopas Re 2019, 12/31/22	4,800
4,000,000(m)+	Thopas Re 2020, 12/31/23	—
5,000,000(b)(m)+	Thopas Re 2021, 12/31/24	—
3,000,000(b)(m)+	Thopas Re 2022, 12/31/27	3,101,400
2,818,951(b)(m)+	Torricelli Re 2021, 7/31/25	2,875,048
3,000,000(l)+	Versutus Re 2018, 12/31/22	3,300
2,647,642(l)+	Versutus Re 2019-A, 12/31/22	11,385
852,358(l)+	Versutus Re 2019-B, 12/31/22	2,557
1,250,000(b)(m)+	Viribus Re 2018, 12/31/22	—
3,650,000(b)(m)+	Viribus Re 2019, 12/31/22	48,910
4,139,570(b)(m)+	Viribus Re 2020, 12/31/23	182,141
2,500,000(m)+	Viribus Re 2022, 12/31/27	2,814,000
1,826,168(b)(l)+	Woburn Re 2018, 12/31/22	96,025
3,539,362(b)(l)+	Woburn Re 2019, 12/31/22	754,761
		$64,664,546
	Total Reinsurance Sidecars	$66,145,262
	Industry Loss Warranties — 0.1%
	Earthquakes - U.S. — 0.0%†
1,750,000(l)+	Vermillion Re 2022, 12/31/27	$ 1,711,176
	Windstorm – U.S — 0.0%†
2,000,000(l)+	Ballylifin Re 2021, 9/15/25	$ 1,406,200
	Windstorm – U.S. Regional — 0.1%
2,500,000+	Streamsong Re 2022, 12/15/27	$ 2,317,338
	Total Industry Loss Warranties	$5,434,714
	Total Insurance-Linked Securities (Cost $135,591,528)	$133,953,737

Pioneer Strategic Income Fund |  | 6/30/2250

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Foreign Government Bonds — 3.4% of Net Assets
	Angola — 0.1%
6,420,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 5,114,480
	Total Angola	$5,114,480
	Argentina — 0.2%
351,880	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 80,012
5,955,800(e)	Argentine Republic Government International Bond, 1.500%, 7/9/35	1,282,724
8,500,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	7,267,500
	Total Argentina	$8,630,236
	Bahamas — 0.1%
5,815,000	Bahamas Government International Bond, 8.950%, 10/15/32 (144A)	$ 4,035,871
	Total Bahamas	$4,035,871
	Colombia — 0.1%
4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$ 3,539,006
	Total Colombia	$3,539,006
	Egypt — 0.4%
EGP197,044,000	Egypt Government Bond, 15.700%, 11/7/27	$ 10,218,095
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	1,563,222
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	3,604,103
2,000,000	Egypt Government International Bond, 8.875%, 5/29/50 (144A)	1,211,072
	Total Egypt	$16,596,492
	Gabon — 0.1%
5,045,000	Gabon Government International Bond, 7.000%, 11/24/31 (144A)	$ 3,670,237
	Total Gabon	$3,670,237
	Ghana — 0.1%
7,018,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 3,259,089
	Total Ghana	$3,259,089
51Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	Guatemala — 0.1%
7,305,000	Republic of Guatemala, 3.700%, 10/7/33 (144A)	$ 5,609,036
	Total Guatemala	$5,609,036
	Indonesia — 0.3%
IDR219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 14,403,790
	Total Indonesia	$14,403,790
	Ivory Coast — 0.2%
EUR8,965,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 6,737,062
EUR3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	2,675,643
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	1,955,650
	Total Ivory Coast	$11,368,355
	Mexico — 0.6%
MXN620,140,000	Mexican Bonos, 8.500%, 5/31/29	$ 29,927,819
	Total Mexico	$29,927,819
	Nigeria — 0.1%
5,445,000	Nigeria Government International Bond, 7.375%, 9/28/33 (144A)	$ 3,556,130
4,015,000	Nigeria Government International Bond, 8.375%, 3/24/29 (144A)	3,046,381
	Total Nigeria	$6,602,511
	Rwanda — 0.1%
5,525,000	Rwanda International Government Bond, 5.500%, 8/9/31 (144A)	$ 4,306,461
	Total Rwanda	$4,306,461
	Serbia — 0.1%
EUR6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 4,050,492
	Total Serbia	$4,050,492
	South Africa — 0.4%
ZAR404,250,000	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 20,790,532
	Total South Africa	$20,790,532
Pioneer Strategic Income Fund |  | 6/30/2252

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Trinidad — 0.1%
3,612,000	Trinidad & Tobago Government International Bond, 4.500%, 6/26/30 (144A)	$ 3,141,363
	Total Trinidad	$3,141,363
	Ukraine — 0.1%
EUR4,490,000	Ukraine Government International Bond, 4.375%, 1/27/30 (144A)	$ 1,145,175
9,575,000	Ukraine Government International Bond, 7.375%, 9/25/32 (144A)	2,351,237
	Total Ukraine	$3,496,412
	Uzbekistan — 0.2%
UZS76,270,000,000	Republic of Uzbekistan International Bond, 14.000%, 7/19/24 (144A)	$ 6,724,013
UZS33,340,000,000	Republic of Uzbekistan International Bond, 14.500%, 11/25/23 (144A)	2,984,249
	Total Uzbekistan	$9,708,262
	Total Foreign Government Bonds (Cost $210,241,097)	$158,250,444

	U.S. Government and Agency Obligations — 30.2% of Net Assets
34,506,433	Fannie Mae, 1.500%, 11/1/41	$ 29,636,757
8,776,419	Fannie Mae, 1.500%, 1/1/42	7,537,054
5,843,647	Fannie Mae, 1.500%, 1/1/42	5,019,277
7,846,493	Fannie Mae, 1.500%, 2/1/42	6,740,374
2,953,830	Fannie Mae, 1.500%, 3/1/42	2,536,997
11,641,968	Fannie Mae, 2.000%, 12/1/41	10,430,367
585,830	Fannie Mae, 2.000%, 2/1/42	521,544
206,228	Fannie Mae, 2.000%, 2/1/42	183,597
725,529	Fannie Mae, 2.000%, 11/1/50	636,468
344,503	Fannie Mae, 2.000%, 1/1/51	303,585
6,019,344	Fannie Mae, 2.000%, 11/1/51	5,273,482
92,000,000	Fannie Mae, 2.000%, 7/1/52 (TBA)	80,009,453
9,356,831	Fannie Mae, 2.500%, 10/1/51	8,446,421
6,762,969	Fannie Mae, 2.500%, 12/1/51	6,121,343
13,634,413	Fannie Mae, 2.500%, 1/1/52	12,349,382
396,968	Fannie Mae, 2.500%, 4/1/52	359,693
158,000,000	Fannie Mae, 2.500%, 7/1/52 (TBA)	142,360,470
4,000,000	Fannie Mae, 3.000%, 7/1/37 (TBA)	3,911,406
61,085	Fannie Mae, 3.000%, 10/1/39	58,271
62,643	Fannie Mae, 3.000%, 5/1/46	59,075
70,425	Fannie Mae, 3.000%, 10/1/46	67,025
53Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
209,139	Fannie Mae, 3.000%, 11/1/46	$ 198,327
113,508	Fannie Mae, 3.000%, 11/1/46	106,563
40,785	Fannie Mae, 3.000%, 1/1/47	38,797
44,001	Fannie Mae, 3.000%, 3/1/47	41,759
442,808	Fannie Mae, 3.000%, 3/1/47	415,775
1,900,946	Fannie Mae, 3.000%, 3/1/47	1,804,106
2,042,381	Fannie Mae, 3.000%, 5/1/48	1,928,005
209,972	Fannie Mae, 3.000%, 7/1/49	198,423
1,445,862	Fannie Mae, 3.000%, 4/1/50	1,376,249
1,951,894	Fannie Mae, 3.000%, 8/1/50	1,859,645
3,424,906	Fannie Mae, 3.000%, 11/1/50	3,260,102
12,219,372	Fannie Mae, 3.000%, 1/1/52	11,504,364
3,980,462	Fannie Mae, 3.000%, 3/1/52	3,720,178
16,286,533	Fannie Mae, 3.000%, 3/1/52	15,421,754
11,836,645	Fannie Mae, 3.000%, 4/1/52	11,130,989
30,000,000	Fannie Mae, 3.000%, 7/1/52 (TBA)	27,974,414
4,000,000	Fannie Mae, 3.500%, 7/1/37 (TBA)	3,978,906
1,412,917	Fannie Mae, 3.500%, 7/1/42	1,387,853
2,823,393	Fannie Mae, 3.500%, 6/1/45	2,770,842
5,198,556	Fannie Mae, 3.500%, 9/1/45	5,090,577
970,370	Fannie Mae, 3.500%, 9/1/45	957,553
691,836	Fannie Mae, 3.500%, 6/1/46	677,533
661,129	Fannie Mae, 3.500%, 9/1/46	652,387
257,912	Fannie Mae, 3.500%, 10/1/46	252,580
116,788	Fannie Mae, 3.500%, 7/1/47	114,203
796,224	Fannie Mae, 3.500%, 4/1/50	773,278
1,366,002	Fannie Mae, 3.500%, 7/1/51	1,327,248
723,117	Fannie Mae, 3.500%, 8/1/51	697,424
924,506	Fannie Mae, 3.500%, 9/1/51	892,160
80,906	Fannie Mae, 3.500%, 9/1/51	78,031
172,281	Fannie Mae, 3.500%, 10/1/51	166,287
151,974	Fannie Mae, 3.500%, 12/1/51	146,566
775,484	Fannie Mae, 3.500%, 2/1/52	748,351
160,276	Fannie Mae, 3.500%, 2/1/52	154,570
573,664	Fannie Mae, 3.500%, 2/1/52	553,236
177,257	Fannie Mae, 3.500%, 3/1/52	171,090
218,131	Fannie Mae, 3.500%, 3/1/52	210,634
316,960	Fannie Mae, 3.500%, 3/1/52	306,066
1,325,459	Fannie Mae, 3.500%, 4/1/52	1,278,296
713,022	Fannie Mae, 3.500%, 4/1/52	688,461
1,170,181	Fannie Mae, 3.500%, 4/1/52	1,129,601
Pioneer Strategic Income Fund |  | 6/30/2254

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,061,722	Fannie Mae, 3.500%, 4/1/52	$ 1,023,889
2,603,948	Fannie Mae, 3.500%, 4/1/52	2,512,441
6,605,517	Fannie Mae, 3.500%, 4/1/52	6,384,633
1,266,013	Fannie Mae, 3.500%, 4/1/52	1,221,524
438,725	Fannie Mae, 3.500%, 4/1/52	423,307
302,090	Fannie Mae, 3.500%, 4/1/52	291,324
282,660	Fannie Mae, 3.500%, 4/1/52	272,945
375,939	Fannie Mae, 3.500%, 4/1/52	363,368
418,296	Fannie Mae, 3.500%, 4/1/52	403,856
4,593,506	Fannie Mae, 3.500%, 5/1/52	4,439,118
556,777	Fannie Mae, 3.500%, 5/1/52	552,113
22,000,000	Fannie Mae, 3.500%, 7/1/52 (TBA)	21,189,609
1,576,202	Fannie Mae, 3.500%, 9/1/55	1,563,008
309	Fannie Mae, 4.000%, 12/1/23	313
3,870	Fannie Mae, 4.000%, 12/1/30	3,940
6,000,000	Fannie Mae, 4.000%, 7/1/37 (TBA)	6,055,313
377,361	Fannie Mae, 4.000%, 9/1/37	379,654
4,355,254	Fannie Mae, 4.000%, 10/1/40	4,410,140
1,721,558	Fannie Mae, 4.000%, 12/1/40	1,743,252
2,375	Fannie Mae, 4.000%, 11/1/41	2,399
567,281	Fannie Mae, 4.000%, 11/1/41	573,030
775,577	Fannie Mae, 4.000%, 12/1/41	783,995
4,684,930	Fannie Mae, 4.000%, 12/1/41	4,743,722
11,899	Fannie Mae, 4.000%, 12/1/41	11,822
1,513,631	Fannie Mae, 4.000%, 1/1/42	1,532,597
500,128	Fannie Mae, 4.000%, 1/1/42	506,405
950,056	Fannie Mae, 4.000%, 2/1/42	961,961
579,999	Fannie Mae, 4.000%, 2/1/42	587,286
1,627,233	Fannie Mae, 4.000%, 4/1/42	1,647,650
787,604	Fannie Mae, 4.000%, 4/1/42	789,914
1,589,371	Fannie Mae, 4.000%, 5/1/42	1,609,346
87,022	Fannie Mae, 4.000%, 5/1/42	87,907
79,152	Fannie Mae, 4.000%, 6/1/42	78,908
74,776	Fannie Mae, 4.000%, 7/1/42	75,538
2,739,601	Fannie Mae, 4.000%, 8/1/42	2,786,493
97,876	Fannie Mae, 4.000%, 10/1/42	99,107
930,774	Fannie Mae, 4.000%, 8/1/43	938,433
546,321	Fannie Mae, 4.000%, 11/1/43	552,403
710,783	Fannie Mae, 4.000%, 2/1/44	719,706
51,183	Fannie Mae, 4.000%, 6/1/44	51,073
222,188	Fannie Mae, 4.000%, 10/1/44	221,166
55Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
32,329	Fannie Mae, 4.000%, 6/1/45	$ 32,502
118,947	Fannie Mae, 4.000%, 7/1/45	119,926
1,620,364	Fannie Mae, 4.000%, 4/1/47	1,630,348
1,524,275	Fannie Mae, 4.000%, 4/1/47	1,533,983
568,060	Fannie Mae, 4.000%, 6/1/47	571,150
241,728	Fannie Mae, 4.000%, 6/1/47	242,376
1,057,256	Fannie Mae, 4.000%, 7/1/47	1,062,037
47,324	Fannie Mae, 4.000%, 6/1/48	47,436
81,777	Fannie Mae, 4.000%, 8/1/48	81,371
418,148	Fannie Mae, 4.000%, 8/1/48	418,441
42,013	Fannie Mae, 4.000%, 8/1/48	42,138
53,101	Fannie Mae, 4.000%, 6/1/49	53,086
15,595	Fannie Mae, 4.000%, 9/1/49	15,628
80,766	Fannie Mae, 4.000%, 5/1/50	79,995
32,538	Fannie Mae, 4.000%, 6/1/50	32,243
178,288	Fannie Mae, 4.000%, 7/1/50	176,928
66,987	Fannie Mae, 4.000%, 10/1/50	66,293
126,559	Fannie Mae, 4.000%, 11/1/50	125,312
1,202,191	Fannie Mae, 4.000%, 11/1/50	1,190,794
467,716	Fannie Mae, 4.000%, 12/1/50	462,633
41,064	Fannie Mae, 4.000%, 1/1/51	40,742
11,193	Fannie Mae, 4.000%, 1/1/51	11,104
236,145	Fannie Mae, 4.000%, 1/1/51	233,539
110,493	Fannie Mae, 4.000%, 2/1/51	109,498
307,745	Fannie Mae, 4.000%, 2/1/51	304,354
341,134	Fannie Mae, 4.000%, 4/1/51	337,424
39,345	Fannie Mae, 4.000%, 5/1/51	39,075
832,164	Fannie Mae, 4.000%, 6/1/51	822,855
162,914	Fannie Mae, 4.000%, 7/1/51	161,930
888,844	Fannie Mae, 4.000%, 7/1/51	881,863
2,051,404	Fannie Mae, 4.000%, 7/1/51	2,027,786
99,508	Fannie Mae, 4.000%, 8/1/51	98,856
2,962,315	Fannie Mae, 4.000%, 8/1/51	2,928,154
76,387	Fannie Mae, 4.000%, 9/1/51	75,505
42,963	Fannie Mae, 4.000%, 10/1/51	42,515
1,000,000	Fannie Mae, 4.000%, 7/1/52 (TBA)	987,266
1,250,450	Fannie Mae, 4.500%, 11/1/40	1,288,822
3,591,542	Fannie Mae, 4.500%, 12/1/40	3,711,252
159,203	Fannie Mae, 4.500%, 3/1/41	164,529
3,588	Fannie Mae, 4.500%, 4/1/41	3,708
1,912,854	Fannie Mae, 4.500%, 5/1/41	1,976,953
Pioneer Strategic Income Fund |  | 6/30/2256

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
782,502	Fannie Mae, 4.500%, 7/1/41	$ 808,630
2,753,312	Fannie Mae, 4.500%, 8/1/41	2,834,306
289,733	Fannie Mae, 4.500%, 9/1/41	298,621
1,036,766	Fannie Mae, 4.500%, 9/1/43	1,068,899
234,644	Fannie Mae, 4.500%, 1/1/47	238,046
84,000,000	Fannie Mae, 4.500%, 7/1/52 (TBA)	84,429,844
1,016,883	Fannie Mae, 5.000%, 6/1/35	1,070,108
291,937	Fannie Mae, 5.000%, 7/1/35	307,463
698,076	Fannie Mae, 5.000%, 7/1/35	734,739
337,319	Fannie Mae, 5.000%, 8/1/35	354,973
108,101	Fannie Mae, 5.000%, 5/1/38	113,966
368,244	Fannie Mae, 5.000%, 1/1/39	382,560
227,552	Fannie Mae, 5.000%, 7/1/39	239,651
231,647	Fannie Mae, 5.000%, 7/1/39	244,087
23,494	Fannie Mae, 5.000%, 7/1/39	24,023
624,601	Fannie Mae, 5.000%, 6/1/40	658,082
66,604	Fannie Mae, 5.000%, 6/1/40	70,156
420,428	Fannie Mae, 5.000%, 7/1/40	439,802
211,680	Fannie Mae, 5.000%, 10/1/40	222,938
102,549	Fannie Mae, 5.000%, 5/1/41	106,640
103,581	Fannie Mae, 5.000%, 7/1/41	108,812
126,613	Fannie Mae, 5.000%, 12/1/41	129,913
2,276,045	Fannie Mae, 5.000%, 9/1/43	2,378,088
7,550,534	Fannie Mae, 5.000%, 11/1/44	7,952,867
31,000,000	Fannie Mae, 5.000%, 7/1/52 (TBA)	31,664,805
5,316	Fannie Mae, 5.500%, 5/1/33	5,539
3,558	Fannie Mae, 5.500%, 6/1/33	3,714
17,392	Fannie Mae, 5.500%, 7/1/33	18,589
30,221	Fannie Mae, 5.500%, 4/1/34	31,469
4,889	Fannie Mae, 5.500%, 10/1/35	5,224
49,936	Fannie Mae, 5.500%, 12/1/35	53,083
21,746	Fannie Mae, 5.500%, 3/1/36	22,864
443	Fannie Mae, 6.000%, 3/1/32	484
737	Fannie Mae, 6.000%, 10/1/32	805
2,986	Fannie Mae, 6.000%, 11/1/32	3,143
18,318	Fannie Mae, 6.000%, 12/1/32	19,350
3,452	Fannie Mae, 6.000%, 1/1/33	3,767
1,855	Fannie Mae, 6.000%, 3/1/33	2,024
9,903	Fannie Mae, 6.000%, 5/1/33	10,425
28,511	Fannie Mae, 6.000%, 12/1/33	31,179
22,526	Fannie Mae, 6.000%, 1/1/34	24,596
57Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
104,705	Fannie Mae, 6.000%, 6/1/37	$ 113,341
45,196	Fannie Mae, 6.000%, 12/1/37	49,516
69,231	Fannie Mae, 6.000%, 4/1/38	75,943
14,405	Fannie Mae, 6.000%, 7/1/38	15,151
98	Fannie Mae, 6.500%, 4/1/29	109
315	Fannie Mae, 6.500%, 5/1/31	331
110	Fannie Mae, 6.500%, 6/1/31	115
242	Fannie Mae, 6.500%, 2/1/32	258
1,626	Fannie Mae, 6.500%, 3/1/32	1,707
741	Fannie Mae, 6.500%, 8/1/32	787
256	Fannie Mae, 7.000%, 5/1/28	270
128	Fannie Mae, 7.000%, 2/1/29	137
252	Fannie Mae, 7.000%, 7/1/31	255
211	Fannie Mae, 7.500%, 1/1/28	218
6,772,221	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	5,814,150
982,140	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	843,205
982,127	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	843,192
7,753,276	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	6,656,399
2,924,097	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	2,510,449
4,879,991	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	4,189,647
982,629	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	843,622
192,709	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	171,563
23,209,716	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	20,962,340
4,705,115	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	4,248,045
269,575	Federal Home Loan Mortgage Corp., 3.000%, 12/1/37	260,083
465,313	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	445,730
2,028,858	Federal Home Loan Mortgage Corp., 3.000%, 2/1/47	1,940,809
554,623	Federal Home Loan Mortgage Corp., 3.000%, 4/1/47	525,934
Pioneer Strategic Income Fund |  | 6/30/2258

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
118,085	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	$ 112,046
2,986,094	Federal Home Loan Mortgage Corp., 3.000%, 3/1/52	2,790,835
2,934,679	Federal Home Loan Mortgage Corp., 3.000%, 3/1/52	2,740,295
11,642,005	Federal Home Loan Mortgage Corp., 3.000%, 3/1/52	10,903,393
22,817	Federal Home Loan Mortgage Corp., 3.500%, 9/1/51	22,048
35,924	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	34,662
166,825	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	161,796
178,234	Federal Home Loan Mortgage Corp., 3.500%, 3/1/52	172,022
206,950	Federal Home Loan Mortgage Corp., 3.500%, 3/1/52	199,838
206,830	Federal Home Loan Mortgage Corp., 3.500%, 3/1/52	200,670
2,823,771	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,734,372
2,165,558	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,089,898
827,965	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	799,958
221,223	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	213,449
346,874	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	334,686
493,458	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	475,870
246,022	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	237,377
259,271	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	250,040
171,549	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	165,746
174,251	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	168,424
445,672	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	430,184
59Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,152,644	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	$ 2,181,759
1,174,374	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	1,181,192
774,421	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	778,915
407,029	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	406,920
605,227	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	604,970
22,704	Federal Home Loan Mortgage Corp., 4.000%, 3/1/49	22,581
122,991	Federal Home Loan Mortgage Corp., 4.000%, 5/1/49	122,235
108,915	Federal Home Loan Mortgage Corp., 4.000%, 5/1/50	108,033
201,046	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	199,820
124,331	Federal Home Loan Mortgage Corp., 4.000%, 8/1/50	123,092
100,829	Federal Home Loan Mortgage Corp., 4.000%, 10/1/50	100,589
192,970	Federal Home Loan Mortgage Corp., 4.000%, 2/1/51	191,534
104,489	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	103,345
93,170	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	92,120
576,594	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	572,301
1,327,957	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	1,312,963
214,255	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	212,046
288,980	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	286,710
104,913	Federal Home Loan Mortgage Corp., 4.500%, 10/1/35	108,171
311,531	Federal Home Loan Mortgage Corp., 4.500%, 7/1/40	322,258
195,049	Federal Home Loan Mortgage Corp., 4.500%, 11/1/40	201,237
Pioneer Strategic Income Fund |  | 6/30/2260

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,367	Federal Home Loan Mortgage Corp., 4.500%, 9/1/43	$ 6,436
131,074	Federal Home Loan Mortgage Corp., 4.500%, 10/1/43	135,259
434,764	Federal Home Loan Mortgage Corp., 4.500%, 11/1/43	446,500
5,378	Federal Home Loan Mortgage Corp., 4.500%, 3/1/44	5,549
16,214	Federal Home Loan Mortgage Corp., 4.500%, 5/1/44	16,692
5,747	Federal Home Loan Mortgage Corp., 5.000%, 4/1/23	5,905
8,560	Federal Home Loan Mortgage Corp., 5.000%, 5/1/34	8,994
11,272	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	11,879
46,948	Federal Home Loan Mortgage Corp., 5.000%, 12/1/34	49,455
35,453	Federal Home Loan Mortgage Corp., 5.000%, 7/1/35	37,366
84,570	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	89,154
123,471	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	130,167
4,336	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	4,571
609	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	642
1,854,276	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	1,949,472
1,103	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	1,163
869,310	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	935,129
17,033	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	17,934
2,013	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	2,120
11,352	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	11,954
21,918	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	23,998
61Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
48,693	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	$ 51,280
18,652	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	19,859
1,638	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,751
48,410	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	53,152
1,697	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	1,784
46,000,000	Government National Mortgage Association, 2.500%, 7/20/52 (TBA)	42,170,860
26,000,000	Government National Mortgage Association, 3.000%, 7/20/52 (TBA)	24,528,867
6,000,000	Government National Mortgage Association, 4.500%, 7/20/52 (TBA)	6,093,750
2,000,000	Government National Mortgage Association, 5.000%, 7/20/52 (TBA)	2,050,938
460,706	Government National Mortgage Association I, 3.500%, 10/15/42	460,644
2,098	Government National Mortgage Association I, 4.000%, 3/15/39	2,158
3,392	Government National Mortgage Association I, 4.000%, 4/15/39	3,450
3,086	Government National Mortgage Association I, 4.000%, 4/15/39	3,162
4,750	Government National Mortgage Association I, 4.000%, 7/15/39	4,827
3,809	Government National Mortgage Association I, 4.000%, 1/15/40	3,869
64,663	Government National Mortgage Association I, 4.000%, 4/15/40	66,016
109,604	Government National Mortgage Association I, 4.000%, 7/15/40	111,342
80,040	Government National Mortgage Association I, 4.000%, 8/15/40	80,714
38,379	Government National Mortgage Association I, 4.000%, 8/15/40	38,993
19,485	Government National Mortgage Association I, 4.000%, 9/15/40	19,892
23,964	Government National Mortgage Association I, 4.000%, 10/15/40	24,567
Pioneer Strategic Income Fund |  | 6/30/2262

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,031	Government National Mortgage Association I, 4.000%, 10/15/40	$ 7,147
3,138	Government National Mortgage Association I, 4.000%, 10/15/40	3,200
2,435	Government National Mortgage Association I, 4.000%, 11/15/40	2,495
30,339	Government National Mortgage Association I, 4.000%, 11/15/40	30,973
90,910	Government National Mortgage Association I, 4.000%, 11/15/40	92,361
87,922	Government National Mortgage Association I, 4.000%, 11/15/40	89,309
455,798	Government National Mortgage Association I, 4.000%, 12/15/40	465,319
2,948	Government National Mortgage Association I, 4.000%, 12/15/40	3,009
2,909	Government National Mortgage Association I, 4.000%, 12/15/40	2,954
1,178	Government National Mortgage Association I, 4.000%, 1/15/41	1,188
15,136	Government National Mortgage Association I, 4.000%, 1/15/41	15,522
20,949	Government National Mortgage Association I, 4.000%, 1/15/41	21,121
5,728	Government National Mortgage Association I, 4.000%, 2/15/41	5,819
281,347	Government National Mortgage Association I, 4.000%, 2/15/41	285,783
30,972	Government National Mortgage Association I, 4.000%, 3/15/41	31,773
6,242	Government National Mortgage Association I, 4.000%, 4/15/41	6,403
12,501	Government National Mortgage Association I, 4.000%, 5/15/41	12,631
4,737	Government National Mortgage Association I, 4.000%, 5/15/41	4,782
1,962	Government National Mortgage Association I, 4.000%, 6/15/41	1,981
767	Government National Mortgage Association I, 4.000%, 6/15/41	782
597,426	Government National Mortgage Association I, 4.000%, 6/15/41	606,845
63Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
15,572	Government National Mortgage Association I, 4.000%, 7/15/41	$ 15,970
3,035	Government National Mortgage Association I, 4.000%, 7/15/41	3,083
95,395	Government National Mortgage Association I, 4.000%, 7/15/41	97,833
58,672	Government National Mortgage Association I, 4.000%, 7/15/41	59,602
3,068	Government National Mortgage Association I, 4.000%, 7/15/41	3,108
31,368	Government National Mortgage Association I, 4.000%, 7/15/41	31,775
3,623	Government National Mortgage Association I, 4.000%, 8/15/41	3,670
39,452	Government National Mortgage Association I, 4.000%, 8/15/41	40,083
2,955	Government National Mortgage Association I, 4.000%, 8/15/41	3,002
26,425	Government National Mortgage Association I, 4.000%, 9/15/41	26,722
4,713	Government National Mortgage Association I, 4.000%, 9/15/41	4,834
13,801	Government National Mortgage Association I, 4.000%, 9/15/41	14,153
5,911	Government National Mortgage Association I, 4.000%, 9/15/41	5,988
1,500	Government National Mortgage Association I, 4.000%, 9/15/41	1,520
209,694	Government National Mortgage Association I, 4.000%, 9/15/41	214,085
122,824	Government National Mortgage Association I, 4.000%, 9/15/41	124,961
2,870	Government National Mortgage Association I, 4.000%, 9/15/41	2,942
3,616	Government National Mortgage Association I, 4.000%, 10/15/41	3,659
1,843	Government National Mortgage Association I, 4.000%, 10/15/41	1,872
5,848	Government National Mortgage Association I, 4.000%, 10/15/41	5,924
6,138	Government National Mortgage Association I, 4.000%, 10/15/41	6,203
Pioneer Strategic Income Fund |  | 6/30/2264

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
4,172	Government National Mortgage Association I, 4.000%, 10/15/41	$ 4,258
4,180	Government National Mortgage Association I, 4.000%, 11/15/41	4,288
86,263	Government National Mortgage Association I, 4.000%, 11/15/41	87,087
6,022	Government National Mortgage Association I, 4.000%, 11/15/41	6,146
12,293	Government National Mortgage Association I, 4.000%, 12/15/41	12,372
5,838	Government National Mortgage Association I, 4.000%, 12/15/41	5,990
5,882	Government National Mortgage Association I, 4.000%, 12/15/41	6,005
463,531	Government National Mortgage Association I, 4.000%, 1/15/42	475,538
2,244	Government National Mortgage Association I, 4.000%, 2/15/42	2,285
83,680	Government National Mortgage Association I, 4.000%, 2/15/42	84,936
26,803	Government National Mortgage Association I, 4.000%, 2/15/42	27,150
1,039	Government National Mortgage Association I, 4.000%, 2/15/42	1,052
5,606	Government National Mortgage Association I, 4.000%, 2/15/42	5,716
777,026	Government National Mortgage Association I, 4.000%, 5/15/42	789,111
37,811	Government National Mortgage Association I, 4.000%, 6/15/42	38,304
34,518	Government National Mortgage Association I, 4.000%, 6/15/42	35,056
27,683	Government National Mortgage Association I, 4.000%, 6/15/42	28,351
7,637	Government National Mortgage Association I, 4.000%, 10/15/42	7,829
316,464	Government National Mortgage Association I, 4.000%, 4/15/43	322,384
116,534	Government National Mortgage Association I, 4.000%, 5/15/43	118,047
1,782	Government National Mortgage Association I, 4.000%, 5/15/43	1,802
65Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
23,701	Government National Mortgage Association I, 4.000%, 6/15/43	$ 24,010
147,780	Government National Mortgage Association I, 4.000%, 8/15/43	150,545
64,976	Government National Mortgage Association I, 4.000%, 9/15/43	65,773
4,063	Government National Mortgage Association I, 4.000%, 9/15/43	4,155
45,332	Government National Mortgage Association I, 4.000%, 2/15/44	45,923
30,157	Government National Mortgage Association I, 4.000%, 3/15/44	30,920
770,298	Government National Mortgage Association I, 4.000%, 3/15/44	786,416
1,200,189	Government National Mortgage Association I, 4.000%, 3/15/44	1,224,992
34,025	Government National Mortgage Association I, 4.000%, 3/15/44	34,644
33,743	Government National Mortgage Association I, 4.000%, 3/15/44	34,058
249,333	Government National Mortgage Association I, 4.000%, 3/15/44	254,311
353,418	Government National Mortgage Association I, 4.000%, 4/15/44	357,783
192,577	Government National Mortgage Association I, 4.000%, 4/15/44	194,956
2,838	Government National Mortgage Association I, 4.000%, 4/15/44	2,879
36,256	Government National Mortgage Association I, 4.000%, 4/15/44	36,727
72,709	Government National Mortgage Association I, 4.000%, 5/15/44	73,402
320,729	Government National Mortgage Association I, 4.000%, 8/15/44	324,079
14,183	Government National Mortgage Association I, 4.000%, 8/15/44	14,277
337,379	Government National Mortgage Association I, 4.000%, 8/15/44	344,431
96,405	Government National Mortgage Association I, 4.000%, 8/15/44	97,849
16,103	Government National Mortgage Association I, 4.000%, 8/15/44	16,272
Pioneer Strategic Income Fund |  | 6/30/2266

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,090,215	Government National Mortgage Association I, 4.000%, 9/15/44	$ 1,112,836
69,495	Government National Mortgage Association I, 4.000%, 9/15/44	70,084
217,653	Government National Mortgage Association I, 4.000%, 9/15/44	220,329
2,967	Government National Mortgage Association I, 4.000%, 9/15/44	3,010
121,601	Government National Mortgage Association I, 4.000%, 9/15/44	122,713
119,352	Government National Mortgage Association I, 4.000%, 9/15/44	121,729
519,986	Government National Mortgage Association I, 4.000%, 9/15/44	525,014
60,043	Government National Mortgage Association I, 4.000%, 9/15/44	60,440
34,432	Government National Mortgage Association I, 4.000%, 9/15/44	34,855
93,608	Government National Mortgage Association I, 4.000%, 9/15/44	95,102
614,786	Government National Mortgage Association I, 4.000%, 9/15/44	629,484
1,548,621	Government National Mortgage Association I, 4.000%, 9/15/44	1,580,805
102,880	Government National Mortgage Association I, 4.000%, 10/15/44	103,967
30,249	Government National Mortgage Association I, 4.000%, 10/15/44	30,542
13,887	Government National Mortgage Association I, 4.000%, 10/15/44	13,978
10,097	Government National Mortgage Association I, 4.000%, 11/15/44	10,358
6,860	Government National Mortgage Association I, 4.000%, 11/15/44	6,918
57,204	Government National Mortgage Association I, 4.000%, 11/15/44	57,909
4,307	Government National Mortgage Association I, 4.000%, 11/15/44	4,343
212,747	Government National Mortgage Association I, 4.000%, 12/15/44	216,728
44,252	Government National Mortgage Association I, 4.000%, 12/15/44	45,309
67Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
30,392	Government National Mortgage Association I, 4.000%, 12/15/44	$ 31,028
3,806	Government National Mortgage Association I, 4.000%, 12/15/44	3,842
120,350	Government National Mortgage Association I, 4.000%, 12/15/44	121,499
192,292	Government National Mortgage Association I, 4.000%, 1/15/45	194,591
340,121	Government National Mortgage Association I, 4.000%, 1/15/45	343,713
59,413	Government National Mortgage Association I, 4.000%, 1/15/45	60,186
294,243	Government National Mortgage Association I, 4.000%, 1/15/45	297,043
29,484	Government National Mortgage Association I, 4.000%, 2/15/45	29,923
102,547	Government National Mortgage Association I, 4.000%, 2/15/45	103,626
66,312	Government National Mortgage Association I, 4.000%, 2/15/45	67,017
43,544	Government National Mortgage Association I, 4.000%, 2/15/45	44,111
135,493	Government National Mortgage Association I, 4.000%, 2/15/45	137,254
56,464	Government National Mortgage Association I, 4.000%, 2/15/45	56,837
114,881	Government National Mortgage Association I, 4.000%, 4/15/45	116,370
72,628	Government National Mortgage Association I, 4.000%, 5/15/45	74,502
16,043	Government National Mortgage Association I, 4.000%, 7/15/45	16,292
78,551	Government National Mortgage Association I, 4.000%, 9/15/45	79,793
58,021	Government National Mortgage Association I, 4.500%, 9/15/33	60,209
56,798	Government National Mortgage Association I, 4.500%, 10/15/33	58,850
40,729	Government National Mortgage Association I, 4.500%, 4/15/35	42,007
527,543	Government National Mortgage Association I, 4.500%, 3/15/38	549,774
Pioneer Strategic Income Fund |  | 6/30/2268

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
207,977	Government National Mortgage Association I, 4.500%, 1/15/40	$ 217,130
274,423	Government National Mortgage Association I, 4.500%, 6/15/40	286,044
94,320	Government National Mortgage Association I, 4.500%, 9/15/40	98,578
497,277	Government National Mortgage Association I, 4.500%, 11/15/40	519,274
599,369	Government National Mortgage Association I, 4.500%, 6/15/41	623,830
109,224	Government National Mortgage Association I, 4.500%, 6/15/41	112,991
183,463	Government National Mortgage Association I, 4.500%, 7/15/41	190,872
256,153	Government National Mortgage Association I, 4.500%, 8/15/41	264,629
166,785	Government National Mortgage Association I, 5.000%, 9/15/33	176,900
51,081	Government National Mortgage Association I, 5.125%, 10/15/38	53,055
35,301	Government National Mortgage Association I, 5.500%, 7/15/33	38,048
55,206	Government National Mortgage Association I, 5.500%, 1/15/34	59,830
38,845	Government National Mortgage Association I, 5.500%, 4/15/34	42,142
72,644	Government National Mortgage Association I, 5.500%, 7/15/34	78,754
77,970	Government National Mortgage Association I, 5.500%, 10/15/34	82,273
57,467	Government National Mortgage Association I, 5.500%, 1/15/35	61,666
89,946	Government National Mortgage Association I, 5.500%, 2/15/35	97,095
77,534	Government National Mortgage Association I, 5.500%, 2/15/35	81,163
21,119	Government National Mortgage Association I, 5.500%, 6/15/35	22,444
24,761	Government National Mortgage Association I, 5.500%, 12/15/35	25,928
4	Government National Mortgage Association I, 5.500%, 2/15/37	4
69Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
9,161	Government National Mortgage Association I, 5.500%, 3/15/37	$ 9,589
45,030	Government National Mortgage Association I, 5.500%, 3/15/37	47,114
129,534	Government National Mortgage Association I, 5.750%, 10/15/38	136,033
17,122	Government National Mortgage Association I, 5.750%, 10/15/38	18,100
42,676	Government National Mortgage Association I, 6.000%, 8/15/32	45,929
32,977	Government National Mortgage Association I, 6.000%, 1/15/33	36,254
26,821	Government National Mortgage Association I, 6.000%, 2/15/33	29,477
50,749	Government National Mortgage Association I, 6.000%, 2/15/33	55,705
2,041	Government National Mortgage Association I, 6.000%, 3/15/33	2,154
13,352	Government National Mortgage Association I, 6.000%, 3/15/33	14,406
39,973	Government National Mortgage Association I, 6.000%, 3/15/33	43,242
6,709	Government National Mortgage Association I, 6.000%, 5/15/33	7,061
46,563	Government National Mortgage Association I, 6.000%, 5/15/33	49,239
107,097	Government National Mortgage Association I, 6.000%, 5/15/33	113,096
26,366	Government National Mortgage Association I, 6.000%, 6/15/33	28,738
59,114	Government National Mortgage Association I, 6.000%, 6/15/33	63,644
63,673	Government National Mortgage Association I, 6.000%, 7/15/33	68,772
24,902	Government National Mortgage Association I, 6.000%, 7/15/33	26,343
16,766	Government National Mortgage Association I, 6.000%, 9/15/33	17,659
4,490	Government National Mortgage Association I, 6.000%, 9/15/33	4,728
62,603	Government National Mortgage Association I, 6.000%, 11/15/33	66,031
Pioneer Strategic Income Fund |  | 6/30/2270

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
19,019	Government National Mortgage Association I, 6.000%, 1/15/34	$ 20,807
132,326	Government National Mortgage Association I, 6.000%, 10/15/37	144,767
151,260	Government National Mortgage Association I, 6.000%, 7/15/38	167,525
4,127	Government National Mortgage Association I, 6.500%, 1/15/29	4,337
480	Government National Mortgage Association I, 6.500%, 5/15/29	512
483	Government National Mortgage Association I, 6.500%, 10/15/31	507
1,002	Government National Mortgage Association I, 6.500%, 10/15/31	1,074
102	Government National Mortgage Association I, 6.500%, 12/15/31	108
1,011	Government National Mortgage Association I, 6.500%, 2/15/32	1,087
460	Government National Mortgage Association I, 6.500%, 3/15/32	494
2,764	Government National Mortgage Association I, 6.500%, 5/15/32	2,977
2,257	Government National Mortgage Association I, 6.500%, 6/15/32	2,373
2,482	Government National Mortgage Association I, 6.500%, 7/15/32	2,608
1,270	Government National Mortgage Association I, 6.500%, 7/15/32	1,335
1,446	Government National Mortgage Association I, 6.500%, 8/15/32	1,519
12,105	Government National Mortgage Association I, 6.500%, 8/15/32	12,773
1,420	Government National Mortgage Association I, 6.500%, 8/15/32	1,493
15,510	Government National Mortgage Association I, 6.500%, 9/15/32	16,301
26,747	Government National Mortgage Association I, 6.500%, 9/15/32	28,111
8,818	Government National Mortgage Association I, 6.500%, 10/15/32	9,267
17,924	Government National Mortgage Association I, 6.500%, 11/15/32	19,461
71Pioneer Strategic Income Fund |  | 6/30/22

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,591	Government National Mortgage Association I, 6.500%, 7/15/35	$ 19,853
244	Government National Mortgage Association I, 7.000%, 5/15/29	256
83	Government National Mortgage Association I, 7.000%, 5/15/29	85
170	Government National Mortgage Association I, 7.000%, 5/15/31	170
624,779	Government National Mortgage Association II, 3.500%, 4/20/45	618,144
1,131,916	Government National Mortgage Association II, 3.500%, 4/20/45	1,118,198
408,512	Government National Mortgage Association II, 3.500%, 4/20/45	403,560
1,206,889	Government National Mortgage Association II, 3.500%, 3/20/46	1,194,026
2,346,401	Government National Mortgage Association II, 4.000%, 10/20/46	2,367,987
1,145,740	Government National Mortgage Association II, 4.000%, 2/20/48	1,152,140
1,418,826	Government National Mortgage Association II, 4.000%, 4/20/48	1,426,675
157,651	Government National Mortgage Association II, 4.500%, 12/20/34	165,024
158,388	Government National Mortgage Association II, 4.500%, 1/20/35	165,709
144,381	Government National Mortgage Association II, 4.500%, 3/20/35	151,119
1,216,394	Government National Mortgage Association II, 4.500%, 9/20/41	1,273,719
1,697,886	Government National Mortgage Association II, 4.500%, 9/20/44	1,764,107
753,199	Government National Mortgage Association II, 4.500%, 10/20/44	789,560
1,520,430	Government National Mortgage Association II, 4.500%, 11/20/44	1,595,456
42,250	Government National Mortgage Association II, 5.500%, 3/20/34	45,636
1,894	Government National Mortgage Association II, 5.500%, 10/20/37	1,965
16,290	Government National Mortgage Association II, 6.000%, 5/20/32	17,584
Pioneer Strategic Income Fund |  | 6/30/2272

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
62,638	Government National Mortgage Association II, 6.000%, 10/20/33	$ 68,580
72	Government National Mortgage Association II, 6.500%, 1/20/28	76
1,514	Government National Mortgage Association II, 7.000%, 1/20/29	1,609
220,000,000(f)	U.S. Treasury Bills, 7/5/22	219,971,523
70,000,000(f)	U.S. Treasury Bills, 7/7/22	69,991,410
125,000,000(f)	U.S. Treasury Bills, 7/12/22	124,961,805
24,000,000(f)	U.S. Treasury Bills, 7/19/22	23,987,265
100,000,000	United States Treasury Notes, 3.250%, 6/30/27	101,132,800
	Total U.S. Government and Agency Obligations (Cost $1,415,055,936)	$1,402,297,232

	SHORT TERM INVESTMENTS — 3.1% of Net Assets
	Repurchase Agreements — 0.6%
5,600,000	$5,600,000 Scotia Capital Inc., 1.50%, dated 6/30/22 plus accrued interest on 7/1/22 collateralized by $5,712,282 U.S. Treasury Bill, 12/22/22	$ 5,600,000
4,500,000	$4,500,000 RBC Dominion Securities Inc., 1.48%, dated 6/30/22 plus accrued interest on 7/1/22 collateralized by $4,590,207 U.S. Treasury Bill, 12/29/22	4,500,000
8,500,000	$8,500,000 Toronto-Dominion Bank, 1.48%, dated 6/30/22 plus accrued interest on 7/1/22 collateralized by $8,670,018 U.S. Treasury Bond, 3.25%, 5/15/42	8,500,000
8,500,000	$8,500,000 Toronto-Dominion Bank, 1.50%, dated 6/30/22 plus accrued interest on 7/1/22 collateralized by $8,670,092 U.S. Treasury Note, 3.0%, 6/30/24	8,500,000
		$27,100,000
73Pioneer Strategic Income Fund |  | 6/30/22

Shares		Value
	Open-End Fund — 2.5%
118,204,855(n)	Dreyfus Government Cash Management, Institutional Shares, 1.35%	$ 118,204,855
		$118,204,855
	TOTAL SHORT TERM INVESTMENTS (Cost $145,304,855)	$145,304,855
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Over The Counter (OTC) Call Option Purchased — 0.0%†
209,523(o)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN 0.01(p)	10/23/22	$—
209,523(q)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN 0.01(p)	10/23/22	—
	Total Over The Counter (OTC) Call Option Purchased (Premiums paid $ 0)					$—

	Over The Counter (OTC) Currency Put Option Purchased — 0.1%
42,000,000	Put EUR Call USD	Bank of America NA	EUR 645,437	EUR 1.15	10/19/22	$3,751,804
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 645,437)					$3,751,804

	TOTAL OPTIONS PURCHASED (Premiums paid $ 645,437)					$3,751,804

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 97.1% (Cost $5,021,560,140)					$4,516,390,984
	Over The Counter (OTC) Currency Call Option Written — (0.0%)†
(42,000,000)	Call EUR Put USD	Bank of America NA	EUR 645,437	EUR 1.20	10/19/22	$(2,765)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $(645,437))					$(2,765)

	OTHER ASSETS AND LIABILITIES — 2.9%					$135,017,308
	net assets — 100.0%					$4,651,405,527

(TBA)	“To Be Announced” Securities.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30 – 35 Days.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REMICS	Real Estate Mortgage Investment Conduits.
Pioneer Strategic Income Fund |  | 6/30/2274

Schedule of Investments  |  6/30/22
(unaudited) (continued)
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2022, the value of these securities amounted to $2,171,159,720, or 46.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2022.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2022.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at June 30, 2022.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Security is in default.
(i)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(j)	Represents a General Obligation Bond.
(k)	ANR, Inc., warrants are exercisable into 1,880,020 shares.
(l)	Issued as participation notes.
(m)	Issued as preference shares.
(n)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(p)	Strike price is 1 Mexican Peso (MXN).
(q)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 billion.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2022.
†	Amount rounds to less than 0.1%.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
75Pioneer Strategic Income Fund |  | 6/30/22

Restricted Securities	Acquisition date	Cost	Value
Adare Re 2021	9/29/2021	$1,800,000	$1,872,232
Adare Re 2022	12/30/2021	754,500	772,707
Ailsa Re 2022	6/30/2022	1,208,550	1,208,550
Alturas Re 2019-1	12/20/2018	2,201	10,065
Alturas Re 2019-2	12/19/2018	33,410	11,326
Alturas Re 2020-1B	1/1/2020	357,085	11,248
Alturas Re 2020-2	1/1/2020	360,465	101,813
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-2	2/16/2021	137,935	—
Alturas Re 2021-3	8/16/2021	236,951	217,047
Alturas Re 2022-2	1/18/2022	2,501,600	2,605,416
Ballybunion Re 2020	12/31/2019	411,732	677,844
Ballybunion Re 2021-2	8/2/2021	3,000,000	3,104,400
Ballybunion Re 2021-3	8/2/2021	3,406,059	3,453,744
Ballybunion Re 2022	3/9/2022	1,506,560	1,521,626
Ballylifin Re 2021	9/15/2021	1,636,133	1,406,200
Bantry Re 2016	2/6/2019	241,800	241,800
Bantry Re 2019	2/1/2019	—	135,855
Bantry Re 2020	2/4/2020	—	248,691
Bantry Re 2021	1/11/2021	651,475	595,305
Bantry Re 2022	2/2/2022	3,280,525	3,393,565
Berwick Re 2018-1	1/10/2018	2,033,862	1,076,339
Berwick Re 2019-1	12/31/2018	1,188,696	1,188,780
Berwick Re 2020-1	9/24/2020	—	200
Berwick Re 2022	12/28/2021	3,500,000	3,603,575
Bonanza Re	12/15/2020	750,000	739,125
Bonanza Re	3/11/2022	250,000	246,525
Carnoustie Re 2020	7/16/2020	79,638	237,300
Carnoustie Re 2021	1/25/2021	46,580	65,899
Carnoustie Re 2022	1/20/2022	1,000,000	1,042,840
Commonwealth Re, Ltd.	6/15/2022	750,000	749,250
Denning Re 2021	7/28/2021	2,543,559	2,604,334
Dingle Re 2020	2/13/2020	—	3,273
Easton Re Pte	12/15/2020	900,000	883,170
Eden Re II	1/22/2019	8,633	187,214
Eden Re II	12/23/2019	669,618	380,100
Eden Re II	1/25/2021	1,890,000	1,574,370
Eden Re II	1/21/2022	4,400,000	4,400,000
FloodSmart Re	2/9/2021	753,324	701,550
FloodSmart Re	2/16/2021	1,000,000	912,700
FloodSmart Re	2/14/2022	1,500,000	1,443,000
Formby Re 2018	7/9/2018	106,037	156,640
Four Lakes Re	11/5/2020	1,500,000	1,486,500
Four Lakes Re	11/5/2020	1,500,000	1,485,000
Pioneer Strategic Income Fund |  | 6/30/2276

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Four Lakes Re	12/15/2021	$500,000	$492,300
Gamboge Re 2022	4/11/2022	4,046,823	4,160,367
Gleneagles Re 2018	12/27/2017	120,409	177,450
Gleneagles Re 2020	6/24/2020	10,002	127,007
Gleneagles Re 2021	1/13/2021	300,732	277,857
Gleneagles Re 2022	1/18/2022	1,250,000	1,267,767
Gullane Re 2018	3/26/2018	—	169,487
Gullane Re 2022	2/14/2022	5,000,000	5,186,061
Harambee Re 2018	12/19/2017	63,696	—
Harambee Re 2019	12/20/2018	—	14,000
Harambee Re 2020	2/27/2020	12,033	76,800
Herbie Re	10/19/2020	500,000	504,250
Hypatia, Ltd.	7/10/2020	1,000,000	995,000
Integrity Re, Ltd.	5/9/2022	500,000	498,000
International Bank for Reconstruction & Development	2/28/2020	250,000	250,750
Isosceles Insurance, Ltd.	6/25/2021	1,500,000	1,485,000
Kilimanjaro III Re, Ltd.	6/15/2022	1,000,000	999,900
Limestone Re	6/20/2018	1,675	—
Limestone Re	12/15/2016	10,856	—
Limestone Re 2020-1	12/27/2019	5,100	34,374
Limestone Re 2020-1	12/15/2016	2,400	16,176
Lion Rock Re 2019	12/17/2018	—	—
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	323,829	214,250
Long Point Re IV, Ltd.	5/13/2022	2,500,000	2,497,500
Lorenz Re 2019	7/10/2019	798,088	295,249
Lorenz Re 2020	8/11/2020	77,411	87,866
Lorenz Re 2020	8/12/2020	103,638	117,806
Matterhorn Re	11/24/2020	1,500,000	1,477,650
Matterhorn Re	11/24/2020	2,000,000	1,966,600
Matterhorn Re	12/15/2021	250,000	241,125
Matterhorn Re	3/10/2022	1,750,000	1,708,000
Matterhorn Re	3/10/2022	750,000	736,800
Merion Re 2018-2	12/28/2017	349,793	1,406,750
Merion Re 2021-2	12/28/2020	2,448,846	1,953,900
Merion Re 2022-1	1/25/2022	214,942	228,096
Merion Re 2022-2	3/1/2022	6,551,154	6,639,303
Mona Lisa Re	12/30/2019	500,000	493,000
Northshore Re II	12/2/2020	500,000	486,750
Northshore Re II, Ltd.	6/22/2022	500,000	500,000
Oakmont Re 2017	5/10/2017	—	36,750
Oakmont Re 2020	12/3/2020	54,766	216,659
Oakmont Re 2022	5/9/2022	3,173,054	3,279,382
77Pioneer Strategic Income Fund |  | 6/30/22

Restricted Securities	Acquisition date	Cost	Value
Old Head Re 2022	1/6/2022	$188,288	$218,912
Pangaea Re 2016-2	5/31/2016	—	10,967
Pangaea Re 2018-1	12/26/2017	679,284	100,009
Pangaea Re 2018-3	5/31/2018	1,710,113	147,278
Pangaea Re 2019-1	1/9/2019	40,855	81,087
Pangaea Re 2019-3	7/25/2019	156,622	187,794
Pangaea Re 2020-1	1/21/2020	—	81,717
Pangaea Re 2020-3	9/15/2020	—	49,273
Pangaea Re 2021-1	1/19/2021	245,479	129,829
Pangaea Re 2022-1	1/11/2022	4,254,521	4,424,702
Pangaea Re 2022-3	6/15/2022	2,500,000	2,525,000
Phoenician Re	12/1/2021	750,000	724,875
Phoenix One Re	12/21/2020	1,000,000	1,091,000
Pine Valley Re 2022	1/12/2022	455,757	472,165
Port Royal Re 2022	6/3/2022	241,710	242,544
Portrush Re 2017	6/12/2017	1,687,366	1,403,820
Residential Reinsurance 2020	10/30/2020	1,500,000	1,498,350
Residential Reinsurance 2020	10/30/2020	1,250,000	1,225,000
Sanders Re II	5/20/2020	250,000	247,475
Sanders Re II	3/1/2022	2,255,054	2,219,625
Sector Re V	12/4/2018	369,145	230,331
Sector Re V	1/1/2020	155,997	444,200
Sector Re V	12/14/2018	125,505	83,882
Sector Re V	4/23/2019	360,000	269,942
Sector Re V	5/1/2019	3,608	87,255
Sector Re V	12/4/2019	150,000	427,124
Sector Re V	4/29/2020	6,578	89,223
Sector Re V	12/21/2020	6,106	307,032
Sector Re V	5/21/2021	2,472	164,264
Sector Re V	5/21/2021	2,845	43,877
Sector Re V	1/5/2022	2,753,972	2,817,085
Sector Re V	5/19/2022	2,253,960	2,293,104
Sector Re V	5/19/2022	692,491	699,247
Shadow Creek Re 2021	8/31/2021	—	7,593
Streamsong Re 2022	6/9/2022	2,309,375	2,317,338
Sussex Capital UK Pcc, Ltd.	12/7/2020	750,000	742,200
Sussex Re 2020-1	1/21/2020	—	26,712
Sussex Re 2021-1	1/26/2021	102,701	98,700
Sutter Re	6/30/2022	743,250	749,325
Thopas Re 2019	12/21/2018	—	4,800
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	12/30/2020	—	—
Thopas Re 2022	2/15/2022	3,000,000	3,101,400
Torricelli Re 2021	7/2/2021	2,818,951	2,875,048
Pioneer Strategic Income Fund |  | 6/30/2278

Schedule of Investments  |  6/30/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Ursa Re II	10/8/2020	$3,000,000	$2,988,000
Vermillion Re 2022	2/22/2022	1,672,125	1,711,176
Versutus Re 2018	1/31/2018	—	3,300
Versutus Re 2019-A	1/28/2019	—	11,385
Versutus Re 2019-B	12/24/2018	—	2,557
Viribus Re 2018	12/22/2017	98,624	—
Viribus Re 2019	12/27/2018	—	48,910
Viribus Re 2020	3/12/2020	421,904	182,141
Viribus Re 2022	4/18/2022	2,500,000	2,814,000
Vitality Re X	2/3/2020	1,499,664	1,488,600
Vitality Re XI	1/31/2020	498,309	487,750
Walton Health Re 2018	6/25/2018	388,749	48,448
Walton Health Re 2019	7/18/2019	183,361	250,380
White Heron Re 2021	6/9/2021	—	32,100
Woburn Re 2018	3/20/2018	608,219	96,025
Woburn Re 2019	1/30/2019	632,393	754,761
Total Restricted Securities			$133,953,737
% of Net assets			2.9%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	40,565,546	CZK	1,040,000,000	Bank of America NA	7/11/22	$(721,224)
EUR	4,690,000	USD	4,963,663	Bank of America NA	7/27/22	(40,072)
SGD	30,750,000	USD	22,471,499	Bank of America NA	9/2/22	(331,757)
USD	57,807,914	EUR	53,551,000	Bank of America NA	8/26/22	1,461,799
EUR	19,180,000	USD	20,311,620	Bank of New York Mellon Corp.	7/27/22	(176,342)
MXN	37,395,000	USD	1,860,407	Bank of New York Mellon Corp.	7/22/22	(8,236)
AUD	63,700,000	NZD	70,139,370	Citibank NA	9/28/22	121,803
EUR	1,180,000	USD	1,245,633	Citibank NA	7/27/22	(6,862)
INR	1,791,850,000	USD	23,198,472	Citibank NA	7/28/22	(570,889)
KRW	26,924,700,000	USD	21,235,498	Citibank NA	9/1/22	(318,959)
USD	36,735,037	IDR	546,250,000,000	Citibank NA	9/22/22	320,377
CZK	1,040,000,000	EUR	41,950,678	Goldman Sachs & Co.	7/11/22	(5,063)
PEN	80,225,000	USD	21,073,023	Goldman Sachs & Co.	8/25/22	(244,131)
PLN	281,380,000	EUR	59,807,642	Goldman Sachs & Co.	8/25/22	(316,149)
PLN	92,700,000	USD	21,389,017	Goldman Sachs & Co.	8/26/22	(869,858)
USD	23,027,838	ZAR	368,630,000	Goldman Sachs & Co.	9/23/22	565,100
AUD	65,815,000	USD	46,636,654	HSBC Bank USA NA	8/26/22	(1,185,794)
EUR	1,190,000	USD	1,260,138	HSBC Bank USA NA	7/27/22	(10,869)
NOK	367,900,000	EUR	38,348,930	HSBC Bank USA NA	7/11/22	(1,429,206)
79Pioneer Strategic Income Fund |  | 6/30/22

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	194,615,000	USD	21,006,793	HSBC Bank USA NA	8/3/22	$(1,235,384)
EGP	88,675,000	USD	4,487,601	JPMorgan Chase Bank NA	8/25/22	77,861
EUR	106,965,000	USD	113,827,858	State Street Bank & Trust Co.	7/27/22	(1,535,364)
USD	35,783,264	MXN	739,600,000	State Street Bank & Trust Co.	7/22/22	(849,049)
USD	38,262,215	EUR	35,505,000	State Street Bank & Trust Co.	7/27/22	988,855
USD	5,731,203	CAD	7,465,000	State Street Bank & Trust Co.	8/12/22	(68,408)
USD	12,722,569	GBP	10,376,000	State Street Bank & Trust Co.	9/23/22	71,055
USD	73,583,509	EUR	69,200,000	State Street Bank & Trust Co.	9/23/22	622,338
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(5,694,428)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
343	U.S. 2 Year Note (CBT)	9/30/22	$72,444,370	$72,035,360	$(409,010)
1,443	U.S. 5 Year Note (CBT)	9/30/22	162,382,014	161,976,750	(405,264)
1,982	U.S. Ultra Bond (CBT)	9/21/22	311,104,185	305,909,313	(5,194,872)
			$545,930,569	$539,921,423	$(6,009,146)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
650	Euro-Bund	9/8/22	$(103,488,403)	$(101,344,101)	$2,144,302
387	U.S. 10 Year Ultra Bond (CBT)	9/21/22	(49,518,908)	(49,294,125)	224,783
1,122	U.S. Long Bond (CBT)	9/21/22	(157,670,897)	(155,537,250)	2,133,647
			$(310,678,208)	$(306,175,476)	$4,502,732
TOTAL FUTURES CONTRACTS			$235,252,361	$233,745,947	$(1,506,414)
Pioneer Strategic Income Fund |  | 6/30/2280

Schedule of Investments  |  6/30/22
(unaudited) (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
699,286,500	Markit CDX North America High Yield Index Series 38	Pay	5.00%	6/21/27	$100,534	$677,908,232	$678,008,766
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$100,534	$677,908,232	$678,008,766
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Reference Obligation /Index	Pay/ Receive(3)	Annual Fixed Rate	Expiration Date	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Market Value
7,280,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	$(230,487)	$(768,025)	$(998,512)
1,455,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(48,945)	(150,620)	(199,565)
2,425,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(79,035)	(253,574)	(332,609)
4,860,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(178,760)	(487,829)	(666,589)
2,000,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	12/20/25	(88,230)	(186,086)	(274,316)
2,650,000	JPMorgan Chase Bank NA	Delta Air Lines, Inc.	Receive	5.00%	12/20/26	251,836	(302,978)	(51,142)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(373,621)	$(2,149,112)	$(2,522,733)
TOTAL SWAP CONTRACTS						$(273,087)	$675,759,120	$675,486,033

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
81Pioneer Strategic Income Fund |  | 6/30/22

ARS	— Argentine Peso
AUD	— Australia Dollar
CAD	— Canada Dollar
CZK	— Czech Republic Koruna
EGP	— Egypt Pound
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peru Nuevo Sol
PLN	— Poland Zloty
SGD	— Singapore Dollar
USD	— United States Dollar
UZS	— Uzbekistan Som
ZAR	— South Africa Rand
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$33,421,778	$—	$33,421,778
Common Stocks
Specialty Retail	—	—	137,204	137,204
All Other Common Stocks	2,840,536	—	—	2,840,536
Pioneer Strategic Income Fund |  | 6/30/2282

Schedule of Investments  |  6/30/22
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$307,453,817	$—	$307,453,817
Collateralized Mortgage Obligations	—	675,898,930	—	675,898,930
Commercial Mortgage-Backed Securities	—	383,180,444	—	383,180,444
Convertible Corporate Bonds	—	28,751,799	—	28,751,799
Corporate Bonds	—	1,125,189,414	—	1,125,189,414
Convertible Preferred Stocks	83,455,127	—	—	83,455,127
Municipal Bonds	—	32,494,463	—	32,494,463
Right/Warrant	9,400	—	—	9,400
Insurance-Linked Securities
Event Linked Bonds
Collateralized Reinsurance
Earthquakes – California	—	—	2,644,939	2,644,939
Multiperil – Massachusetts	—	—	3,812,884	3,812,884
Multiperil – U.S.	—	—	9,003,431	9,003,431
Multiperil – Worldwide	—	—	5,428,918	5,428,918
Windstorm – Florida	—	—	1,560,460	1,560,460
Windstorm – U.S	—	—	7,593	7,593
Windstorm – U.S. Multistate	—	—	32,100	32,100
Windstorm – U.S. Regional	—	—	5,017,791	5,017,791
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,480,716	1,480,716
Multiperil – Worldwide	—	—	64,664,546	64,664,546
Industry Loss Warranties
Earthquakes - U.S.	—	—	1,711,176	1,711,176
Windstorm – U.S	—	—	1,406,200	1,406,200
Windstorm – U.S. Regional	—	—	2,317,338	2,317,338
All Other Insurance-Linked Securities	—	34,865,645	—	34,865,645
Foreign Government Bonds	—	158,250,444	—	158,250,444
U.S. Government and Agency Obligations	—	1,402,297,232	—	1,402,297,232
Repurchase Agreements	—	27,100,000	—	27,100,000
Open-End Fund	118,204,855	—	—	118,204,855
Over The Counter (OTC) Call Option Purchased	—	—*	—	—*
Over The Counter (OTC) Currency Put Option Purchased	—	3,751,804	—	3,751,804
Total Investments in Securities	$204,509,918	$4,212,655,770	$99,225,296	$4,516,390,984
83Pioneer Strategic Income Fund |  | 6/30/22

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$—	$(2,765)	$—	$(2,765)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(5,694,428)	—	(5,694,428)
Net unrealized depreciation on futures contracts	(1,506,414)	—	—	(1,506,414)
Swap contracts, at value	—	675,486,033	—	675,486,033
Total Other Financial Instruments	$(1,506,414)	$669,788,840	$—	$668,282,426
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance Linked Securities	Rights/ Warrants	Total
Balance as of 9/30/21	$457,632	$100,460,847	$96,291	$101,014,770
Realized gain (loss)	—	(4,828,876)	96,291	(4,732,585)
Changed in unrealized appreciation (depreciation)	1,114,393	1,055,349	(96,291)	2,073,451
Accrued discounts/premiums	—	(35,850,957)	—	(35,850,957)
Purchases	—	64,367,387	—	64,367,387
Sales	—	(26,115,658)	(96,291)	(26,211,949)
Transfers in to Level 3*	—	—	—	—
Transfers out of Level 3*	(1,434,821)	—	—	(1,434,821)
Balance as of 6/30/22	$137,204	$99,088,092	$—	$99,225,296
*	Transfers are calculated on the beginning of period value. For the nine months ended June 30, 2022, an investment having a value of $1,434,821 was transferred out of Level 3 to Level 1 as there were significant observable inputs available to determine its value. There were no other transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2022:		$(626,165)
Pioneer Strategic Income Fund |  | 6/30/2284